As filed with the Securities and Exchange Commission on October 17, 2014

1933 Act Registration No. 333-124430

1940 Act Registration No. 811-21761

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 31	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒

(Check appropriate box or boxes)

KEELEY FUNDS, INC.

(Registrant)

111 West Jackson Blvd., Suite 810

Chicago, Illinois 60604

Telephone number: (312) 786-5050

Copy to:

John L. Keeley, Jr. Keeley Asset Management Corp. 111 West Jackson Boulevard, Suite 810 Chicago, Illinois 60604	Alan Goldberg, Esq. K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602
(Name and Address of Agent for Service)	(Name and Address of Agent for Process)

Approximate date of proposed public offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

Explanatory Note: This post-effective amendment no. 31 under the Securities Act of 1933, as amended, for Keeley Funds, Inc. (the “Company”) relates to the creation of a new series of the Company known as the Keeley International Small Cap Value Fund.

Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

KEELEY INTERNATIONAL SMALL CAP VALUE FUND

Investor Class (A) Shares: [                    ]

Institutional Class (I) Shares: [                    ]

PROSPECTUS

[                    ], 2014

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

KEELEY International Small Cap Value Fund

Investor Class (A) Shares: [                    ]

Institutional Class (I) Shares: [                    ]

INVESTMENT OBJECTIVE

The KEELEY International Small Cap Value Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page [            ] of the Fund’s Prospectus and under the section “Purchases and Redemption of Shares” on page [            ] of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	Class A ( )		Class I ( )
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[4.50]	%	None
Maximum Deferred Sales Charge (Load)	None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of the amount redeemed) (the Fund’s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	[2.00%]	(a)	[2.00%]	(a)
Exchange Fee	None		None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A ( )	Class I ( )
Management Fees	[ %]	[ %]
Distribution (12b-1) Fees	[0.25%]	[None]
Other Expenses(b)	[ %]	[ %]
Total Annual Fund Operating Expenses(c)	[ %]	[ %]
Fee Waiver and/or Expense Reimbursement(d)	[ %]	[ %]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ %]	[ %]

(a)	Applies to redemptions placed within 90 days of purchase.
(b)	“Other Expenses” are estimated for the current fiscal year.
(c)	The percentages are based on payments that will be made and include amounts that will be incurred without reduction for expense reimbursement or fee waiver arrangements. The percentages are based on estimated amounts for the current fiscal year.
(d)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed [ %] for Class A Shares and [ %] for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, any “acquired fund fees and expenses” that the Fund incurs from investments in other mutual funds, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through [January 31, 2016,] and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs could be higher or lower, based on these assumptions, your costs would be:

KEELEY International Small Cap Value Fund

	1 Year			3 Years
Class A	$	[	]	$	[	]
Class I	$	[	]	$	[	]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this prospectus, the Fund has no operation history, and therefore portfolio turnover data is not available.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in equity securities of foreign companies that have a smaller market capitalization. Under normal market conditions, the Fund will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes at market value at the time of purchase) in common stocks and other equity securities (including preferred stock, convertible debt securities, rights, warrants and American Depositary Receipts (“ADRs”)) of “small cap” companies that are domiciled outside of the United States. The Adviser considers “small cap” companies as those with a market capitalization no greater than the largest market capitalization of any company included in the MSCI World ex-U.S. Small Cap Index (which was $8.2 billion as of August 31, 2014). Some of these companies, although considered small by U.S. standards, may rank among the largest in their countries by market capitalization.

The Fund’s primary investment universe includes both developed and emerging foreign countries that possess stable political systems and established rules of law designed to support legitimate and reasonable business practices. The Fund aims to invest a majority of its assets in the securities of companies in developed markets and does not expect to invest more than [20%] of its assets in securities of companies located in emerging markets. From time to time, in pursuing its investment objective, the Fund may concentrate a higher percentage of its total assets in a particular geographic region or market sector.

In making investment decisions for the Fund, the Adviser employs a “value” investment philosophy, which is based upon the belief that, at times, the market value of an asset may deviate from its underlying (“intrinsic”) value, and that the market price and the intrinsic value should converge over the long-term. The Adviser believes that the Fund is best positioned to achieve its investment objective when it is invested in securities of quality businesses that are priced significantly below their underlying value. The Adviser follows a rigorous, “bottom-up” investment process that focuses on individual companies (rather than on macroeconomic trends). As part of this process, the Adviser conducts extensive research into, and analyses of, each candidate company’s business fundamentals. The Adviser then uses these findings to derive an independent assessment of intrinsic value for each candidate, which must meet the following criteria to be considered for purchase by the Fund:

•	Quality and durability of business operations. The Fund seeks to invest in companies with sustainable competitive advantages, high barriers to market entry and attractive positioning within a product value chain that can generate superior returns and free cash flow throughout an entire economic cycle. The Adviser focuses in particular on companies with the capacity to deliver profitable long-term growth.

•	Financial strength. The Fund seeks to invest in companies that have strong and conservatively managed balance sheets, which the Adviser believes help reduce the risk to shareholders of permanent capital loss and provides management teams the ability to build value when attractive opportunities become available. The Fund will invest in companies that demonstrate the ability to generate profitable growth through an entire economic cycle.

2

•	Skilled management. The Fund seeks to invest in companies that the Adviser has identified as having skilled management teams that think and act like owners, and that have a history of generating value through operational excellence and strategic capital allocations.

•	Absolute undervaluation. The Fund seeks to invest in companies that allocate capital only to such investments that, in the Adviser’s opinion, offer an appreciable margin of safety (i.e., the difference between a stock’s market price and the Adviser’s estimate of its intrinsic value). The Fund seeks to achieve a margin of safety by investing in companies trading at significant discounts to the Adviser’s estimates of their intrinsic value.

•	Presence of a catalyst. The Fund seeks to invest in companies where the Adviser has identified factors that it believes have triggered low market valuations, and where it has further identified one or more catalysts that may cause such companies’ market prices and intrinsic values to converge over time.

The Fund typically will hold approximately 45 to 65 stocks, which generally are diversified by the type of underlying business, sources of cash flows, or reasons for undervaluation. Because the Fund holds a relatively small number of positions, a higher percentage of the Fund’s total assets may be invested in a particular country, geographic region, market sector or industry.

As long as an investment continues to meet the criteria set forth above, the Fund may choose to hold such securities even if the company grows beyond the Fund’s definition of “small capitalization.” However, if at any time less than 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) is invested in small capitalization companies, the Fund will invest only in small capitalization companies until the 80% threshold is restored.

The Fund typically will hold assets that are denominated in a foreign currency. Therefore, to protect itself against foreign currency exposure – that is, the possibility of a decline in the value of such foreign currency held by the Fund against the value of the U.S. dollar – the Fund periodically may hedge its risk by entering into foreign currency futures contracts (“forward contracts”). A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts serve to “lock in” the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, thereby protecting against possible losses from changes in the relative value of the U.S. dollar against a foreign currency.

The Fund may be suitable for the more aggressive section of an investor’s portfolio that seeks to provide international diversification. The Fund is designed for investors who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

MAIN RISKS

The Fund is subject to the typical risks of equity investing, which include, but are not limited to: loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology, and negative market or other general economic news. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in securities of small-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Investing in undervalued companies presents special risks, since such companies must overcome the investing public’s negative perceptions, which may have resulted from any number of catalysts or events, including but not limited to, declarations of bankruptcy or corporate restructurings. “Value style” investing may fall out of favor with investors and underperform other asset types. Periodically, the market may over- or under-value any given asset, and it may take an appreciable period of time for the market price and the intrinsic value to converge. Moreover, there can be no guarantee that the company’s market price will appreciate toward its intrinsic value, as estimated by the Adviser.

3

By investing in foreign securities, the Fund faces the risks relating to such investments, which include: a lack of publicly available information about the issuers of securities; less stringent regulatory oversight; lack of uniform accounting, auditing, tax and financial reporting standards; high inflation rates, unfavorable economic practices; and expropriation and nationalization risks. Foreign stocks may underperform U.S. stocks and may be riskier, more volatile and less liquid than U.S. stocks.

The risks relating to investments in foreign securities typically are exacerbated in emerging markets. For example, political and economic structures in these countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed; securities in those markets generally are more volatile than those in developed markets. Emerging market countries are more likely to experience high levels of inflation, deflation or currency devaluations; changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. In addition, the governments of many emerging market countries exercise greater control over, and impose heightened regulation on, their securities markets relative to the governments of developed countries. This increased government involvement may impair investment and economic growth of companies in those emerging markets.

Investing in securities of foreign companies exposes the Fund to currency and exchange risks. Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars.

The Fund may use forward contracts to hedge against currency and exchange risks, but the use of such a hedging strategy contains its own risks. There can be no assurance that the hedging strategies that the Adviser uses will be successful in avoiding losses, and hedged positions may perform less favorably in rising markets than unhedged positions. If the Adviser uses a forward contract at the wrong time or judges market conditions incorrectly, it could reduce the Fund’s return. In some cases, the Adviser may choose not to use such contracts under market conditions when their use, in hindsight, may have been beneficial to the Fund.

Moreover, forward contracts themselves carry additional risk. The projection of currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. There could be an imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date a forward contract is entered into and the date it is sold. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing losses on those contracts and additional transaction costs. The use of forward contracts might reduce performance if there are unanticipated changes in currency prices. Also, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily margin requirements to cover the futures contract position, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Instead of investing directly in a foreign security, the Fund at times may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer. ADRs may be subject to certain of the currency, political, economic and market risks associated with direct investments in the securities of foreign companies, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the Fund’s ability to convert an ADR into the underlying foreign security and vice versa, which may cause the security of the foreign company to trade at a discount or premium to the market price of the related ADR.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. In doing so, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

4

Similarly, at times the Fund may concentrate its investments in the securities of issuers in a particular country or geographic region, thereby subjecting the Fund to the risks of investing in that particular country or region. Such risks may include adverse market, political, regulatory, and geographic events such as war or other political instability; acts of terrorism; ethnic, religious or racial conflicts; the imposition of embargoes, tariffs or other regulatory barriers; adverse weather and climate conditions; natural disasters; supply and demand disruptions; or changes in labor conditions and technology. To the extent that the Fund has invested a significant portion of its assets in the securities of companies in a single region or country, these risks may be greater.

The Fund generally will invest in a relatively small portfolio of approximately 45 to 65 stocks. As a result, the depreciation of any one stock held by the Fund will have a greater impact on the Fund than it would if the Fund had invested in a larger number of stocks.

PERFORMANCE

The Fund is new and does not have any performance history. Once it has a full calendar year of performance, total return information for the Fund will be presented here. Updated performance information will be available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

MANAGEMENT

Investment Adviser — The investment adviser for the Fund is Keeley Asset Management Corp., 111 West Jackson Blvd., Suite 810, Chicago, IL 60604. The Adviser supervises, administers and continuously reviews the Fund’s investment program, following policies set by the Fund’s Board of Directors.

Portfolio Manager — Egor N. Rybakov is the Portfolio Manager for the Fund and is primarily responsible for its day-to-day management. Mr. Rybakov has been Portfolio Manager for the Fund since its inception. The SAI provides additional information about the compensation paid to Mr. Rybakov, other accounts that he manages, and his respective ownership of securities in the Fund.

PURCHASE AND SALE OF FUND SHARES

You can buy or sell the Fund’s shares directly from the Keeley Investment Corp., the Fund’s distributor (the “Distributor”), or from selected broker/dealers, financial institutions and other service providers. Please contact U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”) at 1-888-933-5391 if you need additional assistance when completing your application. There is neither a minimum holding requirement nor a minimum amount requested to redeem your shares.

The minimum initial investment for the Class A Shares of the Fund is $2,500, and the minimum for additional investments in the Fund is $50 and is subject to change at any time. The Distributor may waive these minimums to establish certain Class A Share accounts. The minimum initial investment for Class I Shares of the Fund is $1 million, and the minimum for additional investments is $10,000 and is subject to change at any time. The Distributor may waive these minimums to establish certain Class I Share accounts.

TAX INFORMATION

The Fund’s distributions, if any, are taxable to you, generally as ordinary income, capital gains, or a combination of the two, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its Distributor and/or Adviser may pay the intermediary for services provided to the Fund and its shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Read the Fund’s Prospectus and SAI, ask your salesperson or visit your financial intermediary’s website for more information.

5

ABOUT THE FUND

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation. The investment objective is not fundamental and may be changed by the Board of Directors at any time without a vote of the shareholders.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in equity securities of foreign companies that have a smaller market capitalization. Under normal market conditions, the Fund will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes at market value at the time of purchase) in common stocks and other equity securities (including preferred stock, convertible debt securities, rights, warrants and American Depositary Receipts (“ADRs”)) of “small cap” companies that are domiciled outside of the United States. The Adviser considers “small cap” companies as those with a market capitalization no greater than the largest market capitalization of any company included in the MSCI World ex-U.S. Small Cap Index (which was $8.2 billion as of August 31, 2014). Some of these companies, although considered small by U.S. standards, may rank among the largest in their countries by market capitalization.

The Fund’s primary investment universe includes both developed and emerging foreign countries that possess stable political systems and established rules of law designed to support legitimate and reasonable business practices. The Fund aims to invest a majority of its assets in the securities of companies in developed markets and does not expect to invest more than [20%] of its assets in securities of companies located in emerging markets. From time to time, in pursuing its investment objective, the Fund may concentrate a higher percentage of its total assets in a particular geographic region or market sector.

In making investment decisions for the Fund, the Adviser employs a “value” investment philosophy, which is based upon the belief that, at times, the market value of an asset may deviate from its underlying (“intrinsic”) value, and that the market price and the intrinsic value should converge over the long-term. The Adviser believes that the Fund is best positioned to achieve its investment objective when it is invested in securities of quality businesses that are priced significantly below their underlying value. The Adviser follows a rigorous, “bottom-up” investment process that focuses on individual companies (rather than on macroeconomic trends). As part of this process, the Adviser conducts extensive research into, and analyses of, each candidate company’s business fundamentals. The Adviser then uses these findings to derive an independent assessment of intrinsic value for each candidate, which must meet the following criteria to be considered for purchase by the Fund:

•	Quality and durability of business operations. The Fund seeks to invest in companies with sustainable competitive advantages, high barriers to market entry and attractive positioning within a product value chain that can generate superior returns and free cash flow throughout an entire economic cycle. The Adviser focuses in particular on companies with the capacity to deliver profitable long-term growth.

•	Financial strength. The Fund seeks to invest in companies that have strong and conservatively managed balance sheets, which the Adviser believes help reduce the risk to shareholders of permanent capital loss and provides management teams the ability to build value when attractive opportunities become available. The Fund will invest in companies that demonstrate the ability to generate profitable growth through an entire economic cycle.

•	Skilled management. The Fund seeks to invest in companies that the Adviser has identified as having skilled management teams that think and act like owners, and that have a history of generating value through operational excellence and strategic capital allocations.

•	Absolute undervaluation. The Fund seeks to invest in companies that allocate capital only to such investments that, in the Adviser’s opinion, offer an appreciable margin of safety (i.e., the difference between a stock’s market price and the Adviser’s estimate of its intrinsic value). The Fund seeks to achieve a margin of safety by investing in companies trading at significant discounts to the Adviser’s estimates of their intrinsic value.

•	Presence of a catalyst. The Fund seeks to invest in companies where the Adviser has identified factors that it believes have triggered low market valuations, and where it has further identified one or more catalysts that may cause such companies’ market prices and intrinsic values to converge over time.

6

Once the Adviser determines that a security is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that security for the Fund. The Adviser generally weights the Fund’s portfolio securities according to their margin of safety, taking larger positions in companies where the margin is greater. The Adviser believes that holding a relatively small number of stocks allows those securities in the Fund’s portfolio with the best opportunity for capital appreciation to have a meaningful impact on the Fund’s performance. Therefore, the Fund generally holds approximately 45 to 65 securities, which generally are diversified by the type of underlying business, sources of cash flows, or reasons for undervaluation. Because the Fund holds a relatively small number of positions, a higher percentage of the Fund’s total assets may be invested in a particular country, geographic region, market sector or industry.

The Adviser continuously monitors each holding in the Fund’s portfolio and adjusts the intrinsic value of such securities, as necessary, to reflect changes in a company’s fundamentals. The Adviser usually sells a stock when the market price meets or exceeds the Adviser’s estimate of the stock’s intrinsic value. The Adviser also may sell a stock for a number of reasons, including when a more attractive opportunity emerges, when a company’s fundamentals deteriorate and impair the long-term quality of the company’s business, when operating difficulties or other circumstances make selling desirable, or when the Adviser’s investment thesis otherwise no longer holds for the security.

As long as an investment continues to meet the criteria set forth above, the Fund may choose to hold such securities even if the company grows beyond the Fund’s definition of “small capitalization.” However, if at any time less than 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) is invested in small capitalization companies, the Fund will invest only in small capitalization companies until the 80% threshold is restored.

The Fund typically will hold assets that are denominated in a foreign currency. Therefore, to protect itself against foreign currency exposure – that is, the possibility of a decline in the value of such foreign currency held by the Fund against the value of the U.S. dollar – the Fund periodically may hedge its risk by entering into forward contracts. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts serve to “lock in” the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, thereby protecting against possible losses from changes in the relative value of the U.S. dollar against a foreign currency.

The Fund may be suitable for the more aggressive section of an investor’s portfolio that seeks to provide international diversification. The Fund is designed for investors who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

The Fund’s investment strategies and policies are not fundamental and may be changed without shareholder approval. For more about the Fund’s investment strategies and policies, please see the Fund’s SAI.

Temporary Defensive Positions

During periods of adverse economic, market or other conditions, the Fund may take a temporary defensive position, and invest without limit in securities, including cash and cash equivalents, that would not ordinarily be consistent with the Fund’s investment objective. By taking a temporary defensive position, the Fund may not achieve its investment objective.

MAIN RISKS

•	Loss of money is a risk of investing in the Fund.

•	The Fund is subject to the typical risks of equity investing, which include, but are not limited to: company-specific risks, the effects of interest rate fluctuations, investor psychology, and negative market or other general economic news. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

7

•	Investing in securities of small-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

•	Investing in undervalued companies presents special risks, since such companies must overcome the investing public’s negative perceptions, which may have resulted from any number of catalysts or events, including, but not limited to, declarations of bankruptcy or corporate restructurings. “Value style” investing may fall out of favor with investors and underperform other asset types. Moreover, there can be no guarantee that the company’s market price will appreciate toward its intrinsic value, as estimated by the Adviser.

•	The Adviser’s value style investment philosophy or method of selecting securities for the Fund may not be successful, and the Fund may underperform the stock market as a whole.

•	The Fund faces the risks of investing in foreign securities, which include: a lack of publicly available information about the issuers of securities; less stringent regulatory oversight; lack of uniform accounting, auditing, tax and financial reporting standards; high inflation rates, unfavorable economic practices; and expropriation and nationalization risks. Foreign stocks may underperform U.S. stocks and may be riskier, more volatile and less liquid than U.S. stocks.

•	The risks of investing in foreign securities typically are exacerbated in emerging markets. For example, political and economic structures in these countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed; securities in those markets generally are more volatile and less liquid than those in the developed markets. Emerging market countries are more likely to experience high levels of inflation, deflation or currency devaluations; changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. The governments of many emerging market countries exercise greater control over, and impose heightened regulation on, their securities markets relative to the governments of developed countries. This increased government involvement may impair investment and economic growth of companies in those emerging markets.

•	Investing in securities of foreign companies exposes the Fund to currency and exchange risks. Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more US dollars.

•	The Fund may use forward contracts to hedge against currency and exchange risks, but use of such a hedging strategy contains its own additional risks. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the Adviser uses a forward contract at the wrong time or judges market conditions incorrectly, it could reduce the Fund’s return. In some cases, the Adviser may choose not to use such forward contracts under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund.

•

Forward contracts involve risks different from, and possibly greater than, the risks associated with investing directly in an underlying asset. The successful use of forward contracts depends upon the Adviser’s skill and experience with respect to such instruments. In accordance with 1940 Act rules, the Fund must segregate liquid assets or take other appropriate measures to “cover” its open positions in these contracts. As the Fund will be invested primarily in cash-settled currency forwards, the Fund will be permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contract, if any, rather than their full notional value. By setting aside assets equal only to its net obligations, the Fund could use derivatives to a greater extent than if the

8

Fund were required to segregate assets equal to the full notional value of such contracts. Such extended use could create an effect on the Fund similar to leverage. Also, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily margin requirements to cover the futures contract position, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•	The projection of currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. There could be an imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date a forward contract is entered into and the date it is sold. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing losses on those contracts and additional transaction costs. The use of forward contracts might reduce performance if there are unanticipated changes in currency prices (and such losses may be in excess of the amount invested in the forward contract).

•	ADRs are certificates that evidence ownership of shares of a foreign issuer. ADRs may be subject to certain of the currency, political, economic and market risks associated with direct investments in the securities of foreign companies, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert an ADR into the underlying foreign security and vice versa, which may cause the security of the foreign company to trade at a discount or premium to the market price of the related ADR.

•	In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. In doing so, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

•	Similarly, at times the Fund may concentrate its investments in the securities of issuers in a particular country or geographic region, thereby subjecting the Fund to the risks of investing in those particular countries or regions. Such risks may include, but are not limited to adverse market, political, regulatory, and geographic events such as war or other political instability; acts of terrorism; ethnic, religious or racial conflicts; the imposition of embargoes, tariffs or other regulatory barriers; adverse weather and climate conditions; natural disasters; supply and demand disruptions; or changes in labor conditions and technology. To the extent that the Fund has invested a significant portion of its assets in the securities of companies in a single region or country, these risks may be greater.

•	The Fund’s portfolio generally is invested in a relatively small number of stocks, approximately between 45 and 65. As a result, the depreciation of any one security held by the Fund will have a greater impact on the Fund than it would if the Fund had invested in a larger number of securities.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI and on the Keeley Funds, Inc. (the “Company”) website at www.keeleyfunds.com.

9

MANAGEMENT

Investment Adviser

The investment adviser for the Fund is Keeley Asset Management Corp., 111 West Jackson Blvd., Suite 810, Chicago, IL 60604. The Adviser supervises, administers and continuously reviews the Fund’s investment program, following policies set by the Company’s Board of Directors. As of [June 30, 2014,] the Adviser had approximately $[            ] billion in assets under management.

The Adviser is engaged in a broad range of portfolio management, portfolio advisory and other business activities. Its services are not exclusive to the Fund and nothing prevents the Adviser, or any of its affiliates, from providing similar services to other investment funds and other clients (whether or not their investment objectives, strategies, or criteria are similar to those of the Fund) or from engaging in other activities.

Advisory Services and Fees

Under the Fund’s investment advisory agreement, both the Class A Shares and Class I Shares of the Fund pay the Adviser a monthly fee at an annual rate of [            ]% of the average daily net assets of the Fund. A discussion of the factors considered by the Board in approving the Fund’s investment advisory agreement with the Adviser will be included in the Fund’s semi-annual report to shareholders for the period ending [March 31, 2015.]

Fee Waivers and Expense Reimbursements

[The Adviser has agreed to waive its management fee or reimburse the Fund for expenses, including organizational expenses, until [January 31, 2016], so that the total operating expenses, on an annual basis, of the Fund does not exceed [            %] of the average daily net assets for Class A Shares and [            %] of the average daily net assets for Class I Shares. These limitations exclude expenses related to taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. After [January 31, 2016], the Adviser may continue to voluntarily waive a portion of its management fee or reimburse either the Class A Shares or the Class I Shares of the Fund for expenses, but it will not be obligated to do so. Any waiver or reimbursement is subject to later adjustment during the term of the Fund’s investment advisory agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. The Adviser, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed. Fee waivers and expense reimbursements have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors.]

Portfolio Manager

Egor N. Rybakov is the Portfolio Manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Rybakov has been Portfolio Manager for the Fund since its inception. In addition, Mr. Rybakov is a Chartered Financial Analyst and been an employee of the Adviser since 2014. Previously, Mr. Rybakov served as a portfolio manager and equity research analyst at Thornburg Investment Management, NWQ/Tradewinds Global Investors and EDGE Asset Management. Through his entire career Mr. Rybakov has focused on global equity value investing. The SAI provides additional information about Mr. Rybakov’s compensation, other accounts that he manages, and his ownership of securities in the Fund.

Other Service Providers

Administrator — U.S. Bancorp Fund Services, LLC performs administrative services for the Fund, including handling required tax returns and various filings, monitoring the Fund’s expenses and compliance issues and other generally administrative matters.

Distributor and Shareholder Servicing Agent — Keeley Investment Corp., member of FINRA/SIPC, is the Distributor and the shareholder servicing agent of the Fund.

Custodian — U.S. Bank, N.A. provides for the safekeeping of the Fund’s assets.

Transfer Agent and Accounting Services — U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) maintains shareholder records, disburses dividends and other distributions, performs fund accounting and performs administrative services on behalf of the Fund.

10

YOUR INVESTMENT

HOW SHARES ARE PRICED

The public offering price of the Fund’s shares is the net asset value (“NAV”) (the value of one share in the Fund), plus a sales charge based on the amount of your purchase.

Net Asset Value

NAV is calculated by dividing the Fund’s total assets, minus any liabilities, by the number of shares outstanding. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time) every day the NYSE is open.

The NAV is calculated daily and the price at which a purchase or redemption is effected is based on the next calculation of the NAV after the order is placed.

The method for determining the value of the Fund’s assets is as follows:

•	A security listed on an exchange or quoted on a national market system is valued at the last sale price or, if it was not traded during the day, at the most recent bid price. Securities traded only on over-the-counter markets are valued at the last sale price on days when the security is traded; otherwise, they are valued at closing over-the-counter bid prices.

•	If a security is traded on more than one exchange, it is valued at the last sale price on the exchange where it is principally traded.

•	Debt securities (other than short-term obligations) in normal institutional-size trading units are valued by a service that uses electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices.

•	Short-term obligations (debt securities purchased within 60 days of their stated maturity date) are valued at amortized cost, which approximates current value.

•	Foreign securities that do not trade on a U.S. securities exchange in the United States or in the over-the-counter market are valued at the last quoted sale price as of the close of the regular trading hours of the principal exchange or the OTC market on which the security is traded on the day the valuation is made. Securities that were not traded on the valuation date will be valued at the last reported bid price.

•	Futures contracts are valued at the official settlement price for the contract on the exchange, board of trade or similar entity on which the contract is traded at the time of valuation, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date, the contract shall be fair valued, as described below.

Fair Valued Securities — Securities for which market quotations are not readily available and securities for which the Fund has reason to believe the market quote should not be relied upon are valued in accordance with procedures approved by the Fund’s Board of Directors. To the extent that the Fund’s securities are traded on U.S. exchanges, the Fund does not expect that there would be many times when a fair value determination would be required. Although market price is usually the best indicator of value, if there is very little trading in a security, the Fund may determine that the reported market price is not an accurate reflection of the security’s value and should not be relied upon. Other times when the Fund would make a fair value determination would be when trading in a security held by the Fund is halted and not resumed prior to the end of the market close, or if exchanges were required to close before the anticipated end of the trading day. In such cases, the Fund’s value for a security may be different from most recent quoted market values, which could affect NAV and result in a purchaser paying a higher or lower price to purchase Fund shares, and a redeeming shareholder receiving less or more than such shareholder would have received, if market quotations had been available and had been used to establish value.

11

Sales charge — The chart below shows how the sales charge varies with the amount of your purchase for Class A Shares of the Fund.

	Sales Charge as a Percentage of		Dealer Reallowance as a Percentage of Offering Price
Single Transaction Amount	Offering Price	Net Amount Invested
Less than $50,000	4.50%	4.71%	4.00%
$50,000 — less than $100,000	4.00%	4.17%	3.50%
$100,000 — less than $250,000	3.00%	3.09%	2.50%
$250,000 — less than $500,000	2.50%	2.56%	2.00%
$500,000 and over	1.00%	1.01%	0.50%

Various individuals and organizations who meet the Fund’s requirements may buy Class A Shares at NAV — that is, without the sales charge. Generally, these include institutional investors such as banks and insurance companies, investment advisers and their clients, and certain tax-exempt entities. For more information, please see the Fund’s SAI. Please confirm with the Distributor whether you qualify to purchase Class A Shares at NAV.

All Class I Shares are available at NAV. You may be eligible to buy Class I Shares. Please see “Buying Shares” under “How to Buy, Sell and Exchange Shares” and refer to the SAI for further details.

The Fund provides free of charge, through the Company’s website at www.keeleyfunds.com, and in a clear and prominent format, information regarding who is eligible for reduced sales loads or waivers of the sales load, and what information must be provided to qualify. The website includes a hyperlink to that information.

See also “Right of Accumulation” and “Letter of Intent” under the section titled “Shareholder Privileges” below.

Distribution Plan (12b-1) and Shareholder Servicing Plan

The Company has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”) for the Fund’s Class A Shares, which allows the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under this Plan, the fee is 0.25% per year of the Fund’s average net assets (calculated on a daily basis). Because these fees are paid out of assets of the Fund’s Class A Shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor or the Adviser may make cash payments, which are referred to as revenue share payments, to dealer firms as incentives to sell the Fund’s shares, to promote retention of their dealer firms’ customers’ assets in the Fund and to reimburse dealer firms for distribution and other expenses. These payments are in addition to any sales load and 12b-1 fees that the dealer firms may receive from the Class A Shares of the Fund or the Distributor. Revenue share payments would come from the Distributor or Adviser’s own resources and not from the Fund, will not change the price of the Fund’s shares and will not reduce the amount of proceeds which the Fund receives from the sale of shares. However, the Distributor or Adviser may be reimbursed for some or all of such payments from the 12b-1 fees paid by the Fund to the Distributor. The amount of such payments could be significant to a dealer firm. The Distributor or the Adviser will determine, in their own judgment, whether to make revenue share payments to any dealer firm.

The Company has retained the Distributor to serve as the shareholder servicing agent for the Fund pursuant to a shareholder servicing agreement (the “Shareholder Servicing Agreement”). Under the Shareholder Servicing Agreement, the Company pays the Distributor a monthly fee calculated at an annual rate of 0.05% of the Fund’s average daily net assets for providing support services to investors who beneficially own shares of the Fund. Because these fees are paid out of assets of the Fund’s shares on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY, SELL AND EXCHANGE SHARES

Buying Shares

In addition to the fact the Class I Shares do not have a sales load, Class A Shares and Class I Shares of the Fund have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Please see the SAI for further details.

12

You can buy the Fund’s shares directly from the Distributor or from selected broker/dealers, financial institutions and other service providers. Some of these other parties may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. If you invest through a third party, policies and fees may differ from those described here. If you are investing through a third party, you should read any program materials it may provide to you before you invest through it.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. An investment in the Fund may cause adverse tax consequences for shareholders residing outside the United States.

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. If you are a non-individual (such as a corporation, partnership or trust), you must supply your legal name, the address of principal place of business, office or other physical location, taxpayer identification number, and documents that evidence existence of the entity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-888-933-5391 if you need additional assistance when completing your Application.

In response to Federal Trade Commission regulations related to the prevention of identity theft, the Fund has adopted a “Red Flags” policy to monitor and take action with respect to patterns, practices, or specific activities that indicate the possible existence of identity theft, and the Fund conducts its operations in a manner that is consistent with industry practice in that regard. The Transfer Agent implements the Red Flags policy by monitoring for red flags in the opening of Fund accounts and activity with respect to existing accounts.

If a reasonable belief of the identity of a customer cannot be established, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within five business days if clarifying information/documentation is not received.

The minimum initial investment for the Class A Shares of the Fund is $2,500, and the minimum for additional investments in the Fund is $50 and is subject to change at any time. The Distributor may waive the minimum initial investment to establish certain Class A Share accounts.

Class I Shares are sold at NAV per share without a sales charge directly to institutional investors. They may include banks, insurance companies, pension or profit sharing trusts, investment companies and other investors at the discretion of the Distributor. Also, Class I Shares are available to investors other than institutional investors who invest amounts equal to or exceeding the minimum amount of investment for Class I Shares. The minimum initial investment for Class I Shares of the Fund is $1 million, and the minimum for additional investments is $10,000 and is subject to change at any time. The Distributor may waive the minimum initial investment to establish certain Class I Share accounts and may waive the minimum amount for additional investments in certain Class I Share accounts.

Your order will be processed at the next calculated appropriate price after the Fund receives your order in proper form. The Fund may enter into arrangements with third parties, including broker/dealers, financial institutions and other service providers to process purchase and redemption orders on behalf of the Fund on an expedited basis. In those cases, when the third party receives the purchase or redemption order, it will be treated as though the Fund had received the order for purposes of pricing. Payment should be made in U.S. dollars drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer. Checks should be made payable to the “KEELEY International Small Cap Value Fund.” The Fund will not accept payment in cash or money orders. Cashier’s checks must be in amounts greater than $10,000. Also, to prevent fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

If your payment is returned for any reason, you will be charged a $25 fee as well as for any loss incurred by the Fund.

13

While the Fund does not issue stock certificates for shares purchased, you will receive a statement confirming your purchase.

Your account may be transferred to your state of residence if no activity occurs within your account during the statutory “inactivity period” specified in your state’s abandoned property laws.

THE FUND RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER IF THE FUND BELIEVES THAT IT IS IN THE FUND’S BEST INTEREST TO DO SO.

By wire transfer

Opening an account

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent at 1-888-933-5391 to make arrangements with a telephone service representative to submit your completed Application via mail, overnight delivery, or facsimile. Upon receipt of your Application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

•	Have your bank wire the amount you want to invest to:

U.S. Bank, N.A.

777 E. Wisconsin Ave.

ABA #: 075000022

Credit U.S. Bancorp Fund Services, LLC

Account #: 112-952-137

Further credit: KEELEY International Small Cap Value Fund

Shareholder name and account number

Wired funds must be received prior to 4:00 p.m. EST to be eligible for same day pricing. Neither the Fund nor U.S. Bank, N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Adding to your account

For the Class A Shares of the Fund, you can add to your account anytime in investments of $50 or more. For the Class I Shares of the Fund, you can add to your account anytime in investments of $10,000 or more. In certain instances, these minimums may be waived at the discretion of the Distributor. If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your account in all wire instructions. Prior to sending your wire, please call the Transfer Agent at 1-888-933-5391 to advise them of your intention to wire funds to your account. This will ensure prompt and accurate credit.

By Electronic Funds Transfer on an Established Account (Automated Clearing House (ACH))

If you call 1-888-933-5391 prior to 4:00 p.m. Eastern time to place your order, shares will be purchased at that day’s NAV per share.

How to Add Telephone Subsequent Purchase via ACH to a New Account

Your account will automatically be given this option unless you decline by checking the box on the application form.

How to Add Telephone Subsequent Purchase to an Established Account via ACH without this Option

Mail in a voided check and a letter of instruction. Your request may require that the letter of instruction include a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. This option is effective 15 business days after your request is received. (Note: To use this option, your bank must be a member of the ACH.)

14

By phone

Investors may purchase additional shares of the Fund by calling 1-888-933-5391. If your account has been open for at least 15 days, telephone orders in the amount of $50 or more for Class A Shares will be accepted via electronic funds transfer from your bank account through the ACH network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4 p.m. Eastern time, your shares will be purchased at the applicable price on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Important Information Regarding Telephone Purchases

By using the telephone to purchase or exchange shares, you agree to hold the Fund, U.S. Bancorp Fund Services, their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with this option. If your account has more than one owner, the Fund may rely on the instructions of any one account owner. If you are unable to reach the Fund by telephone, you should send your instructions for purchase or exchange by regular or express mail. Purchase or exchange orders will not be canceled or modified once received in good order. Unless telephone purchase is declined on the application, as a shareholder you are eligible to use the telephone purchase option if you submit a voided check with which to establish bank instructions on your account. If you do not want your account set up for this option, you must make an election to “opt out.” You can do this by calling Shareholder Services at 1-888-933-5391, or by marking the appropriate box on your purchase application form.

By mail

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders does not constitute receipt by the Transfer Agent of the Fund.

Opening an account

•	Write a check for the amount you want to invest, payable to KEELEY International Small Cap Value Fund.

•	Mail your payment with a completed purchase application (included with this prospectus) to:

KEELEY International Small Cap Value Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	For overnight delivery, use this address: KEELEY International Small Cap Value Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

Selling Shares

You can redeem your shares in the Fund at anytime by mail or telephone for shares you hold directly at the Fund.

Shareholders who have an IRA or other retirement plan account must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

If your account is with the Distributor or a selected broker/dealer, you must give your request to that firm. The broker/dealer is responsible for placing your request and may charge you a fee.

Otherwise, you may sell your shares:

By mail

Send the transfer agent a written redemption request in proper order, including:

•	your account name and number;

15

•	the number of shares or dollar amount to be redeemed;

•	the signature of each registered owner, exactly as the shares are registered with signature(s) guaranteed, if applicable; and

•	documentation required from corporations, executors, administrators, trustees, guardians, agents and attorneys-in-fact.

Mail to: KEELEY International Small Cap Value Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	For overnight delivery, use this address: KEELEY International Small Cap Value Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Signature guarantees — If you request a direct redemption of more than $25,000, or you want the proceeds payable or sent to any person, address, or bank not on the account, or the request comes within 15 days of an address change, we require signature guarantees. Signature guarantees are also required when changing account ownership. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require or waive a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. These guarantees may seem inconvenient, but they are intended to protect you against fraud. A notary public is not acceptable. The guarantor pledges your signature is genuine and, unlike a notary public, is financially responsible if it is not.

Eligible guarantors include qualified:

•	Banks, credit unions and savings associations

•	Broker/dealers

•	National securities exchanges

•	Registered securities associations

•	Clearing agencies

By phone

To redeem shares of up to $25,000 by phone, call the Transfer Agent at 1-888-933-5391. The Fund follows procedures to confirm that telephone instructions are genuine and send payment only to the address of record or the designated bank account. The Fund is not liable for following telephone instructions reasonably believed to be genuine. Once a telephone transaction has been placed, it cannot be canceled or modified.

If you do not want telephone transaction privileges, check the box on the purchase application.

Payment — When you sell your shares, the amount of money you receive is based on the NAV next calculated after your request is received. This amount may be more or less than what you paid for the shares.

When you sell your shares of the Fund, it is a taxable event for federal tax purposes. You may realize a capital gain or loss. You may want to check with your tax adviser.

The Fund will send payment for shares redeemed within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent. You may request to have a check sent to your address of record, have proceeds wired to your bank account of record, or send funds via electronic funds transfer through the ACH network to a pre-designated account. The Transfer Agent charges a $15 wire fee. There is no charge when proceeds are sent via the ACH system but credit may not be available for 2-3 days.

The Fund will not send redemption proceeds until checks for the purchase of the shares have cleared — up to 15 days.

16

We may suspend redemptions if the NYSE closes or for other emergencies. Please see the Fund’s SAI for details.

Small accounts — If (i) the value of your account for investments in Class A Shares falls below $250, or (ii) the value of your account for investments in Class I Shares falls below $500,000, we reserve the right to redeem your shares and send you the proceeds. Currently, however, the Fund’s practice is to maintain small accounts instead of closing them out. In the event that there is a change in this policy, you will receive advance notice.

Exchanging Shares

You may exchange some or all of your Fund shares between identically registered accounts of other Keeley Funds or for shares in First American Prime Obligations Fund (the “Prime Obligations Fund”). The minimum exchange amount for exchanges between the Keeley Funds is $250. The minimum exchange amount for exchanges between the Keeley Funds and shares in the Prime Obligation Fund is outlined in the Prime Obligation Fund’s prospectus. For exchange purposes, you may exchange shares of the Fund for shares of another Keeley Fund; however, you may only exchange Class A Shares for Class I Shares if you meet the $1 million investment minimum for Class I Shares. You also may exchange both Class A and Class I Shares of the Fund for Class A Shares of the Prime Obligations Fund.

Prior to making such an exchange, you should obtain and carefully read the Prime Obligations Fund’s prospectus. To obtain the Prime Obligations Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-888-933-5391. The exchange privilege does not constitute an offering or recommendation on the part of the Fund or Adviser of an investment in the Prime Obligations Fund and may be changed or canceled by the Fund at any time upon 60 days’ notice. The Prime Obligations Fund is not affiliated with the Fund or the Adviser; however, an affiliate of the Transfer Agent and Distributor advises the Prime Obligations Fund. In addition, the Prime Obligations Fund’s distributor is entitled to receive a fee from the Class A Shares of the Prime Obligations Fund for distribution services at the annual rate of 0.25% of the average daily NAV of the shares in connection with these exchanges.

There is a maximum of four exchanges over 12 months. The exchange must be between identically registered accounts. The Fund considers two exchanges between it and any of the Keeley Funds, or between it and the Prime Obligations Fund, for more than $250,000 within a period of five business days to be market timing. The Adviser monitors exchanges in amounts of $250,000 or more within a five business day period and advises the Transfer Agent on any action that should be taken on the account. See “Frequent Purchases and Redemptions of Fund Shares.”

The Fund’s shares will be redeemed at the next determined NAV after your request is received, and shares of the Prime Obligations Fund or a different Keeley Fund’s shares will be purchased at the per share NAV next determined at or after redemption.

You also can move your exchanged shares, plus any Prime Obligations Fund or other Keeley Funds shares purchased with reinvested dividends, back into the Fund with no sales charge (as long as your investment remained continuously in the Prime Obligations Fund or the Keeley Funds between withdrawal and reinvestment). However, if you originally invested in Class A Shares and have exchanged into Prime Obligations Fund shares, you may not then move into Class I Shares unless you meet the investment minimum of those shares.

Your exchange is subject to the terms of the Prime Obligations Fund or any of the Keeley Funds. Ask us for a copy of their prospectuses and read them carefully before investing.

Exchanges can be requested by mail or telephone (unless you refuse telephone transaction privileges on your purchase application). There is a $5 fee for telephone exchanges. The Fund follows procedures to confirm that telephone instructions are genuine. We are not liable for following telephone instructions reasonably believed to be genuine.

An exchange is a taxable event for federal tax purposes. You may realize a capital gain or loss. Be sure to check with your tax adviser before making an exchange.

The Company reserves the right to change or eliminate the exchange privilege. If the Company changes that privilege, you will receive advance notice.

17

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Directors has adopted policies and procedures to discourage frequent trading in the Fund’s shares (often called market timing). The Fund believes that its sales charge (at a maximum of 4.50%) coupled with a maximum of four exchanges per year makes it difficult for a purchaser to utilize the Fund for market timing. Although the Fund does not believe that it is subject to the risks of market timing (such as utilizing pricing differentials), frequent trading disrupts the investment strategies of the Fund because it requires the Fund to maintain excess cash or to liquidate investments before it otherwise would do so, which also tends to increase portfolio turnover and brokerage costs and can adversely affect tax efficiency. The Fund’s procedures provide that it will not enter into any agreements or “understandings” with anyone that specifically permit frequent trading.

[Additionally, the Fund will impose a redemption fee of [2.00%] of the total redemption amount (calculated at NAV) on any redemption (including redemption by exchange)] of the Fund’s shares within 90 days of purchasing them (including purchase by exchange). The redemption fee is paid directly to the Fund and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading, including the costs associated with purchasing and selling foreign securities. A redemption may result in a taxable transaction to the redeeming investor.]

The Fund will attempt to identify purchasers who engage in frequent trading and, if and when identified, will bar such purchasers from making additional purchases of shares. Although the Fund makes efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Fund cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Fund may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Fund regarding shareholders who hold shares through such accounts or may close the omnibus account (although there can be no assurance that the Fund would do so). The Fund’s ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon the systems’ capabilities, applicable contractual restrictions, and cooperation of those intermediaries. The Fund considers any purchase and redemption of more than $250,000 in any five day business period by the same account holder (in the case of omnibus accounts, the ultimate beneficiary of a sub-account) to fall within its definition of market timing; however, the Fund reserves the right to restrict purchasers, on a case by case basis, who trade less than that amount or make purchases and sales separated by more than five business days.

There can be no assurance that the Fund will be able to identify or eliminate all market timing activities, and the Fund may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

DISTRIBUTIONS AND TAXES

Distributions

The Fund distributes its net investment income and realized capital gains, if any, to shareholders at least once a year. Your dividends and capital gains will be invested in additional shares (of the same class, as applicable) unless you write the Transfer Agent to request otherwise. There is no sales charge on reinvestments.

If your mailed distribution check cannot be delivered by the U.S. Postal Service, or it remains outstanding for at least six months, the Fund reserves the right to reinvest the distribution amount at the current NAV at the time of such investment until you give us other instructions.

Taxes

The Fund may make distributions taxable to you as either ordinary income or capital gains. The rate you pay on capital gains distributions will depend on how long the Fund has held the securities, not on how long you as a shareholder have owned your Fund shares. You will receive an annual statement showing which of your Fund distributions are taxable as ordinary income and which are taxable as capital gains.

18

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and sale price of the shares you sell, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction. An exchange of Fund shares for shares of any other fund will be treated as a sale of the Fund’s shares and is subject to the same tax consequences. Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders if they have not provided their correct taxpayer identification number.

It is important that you consult with your tax adviser on the federal, state and local tax consequences of investing in the Fund that are unique to your tax situation.

SHAREHOLDER PRIVILEGES

Right of Accumulation (“ROA”) — You may combine your new purchase with the value of any other Class A Shares for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases of Class A Shares. The applicable sales charge for the new purchase is based on the total of your current purchase plus the value (based on offering price) of all other shares you own. In addition to the shares of the Fund that you own, you also may combine the value of the Fund shares owned by your spouse and dependent children for sales charge reductions. To receive a reduced sales charge based on the accumulated value of such accounts, you must notify the Fund in writing at the time of purchase.

Letter of Intent (“LOI”) — By signing a LOI you can reduce your sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Class A Shares. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date in that class. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 4.50% of the amount of the LOI will be held in escrow during the 13-month period following your initial purchase of Fund shares. If, at the end of that time, the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish a LOI with the Fund, you can aggregate your accounts as well as the accounts of your spouse. However, you will not be allowed to aggregate investments in different share classes of the Fund. You will need to provide written instructions with respect to all other accounts whose purchases should be considered in fulfillment of the LOI.

Automatic Investment Plan (“AIP”) — You may buy shares automatically each month, by having $50 or more withdrawn from your bank account and invested in the Class A Shares of the Fund. The minimum to open an AIP account is $2,500. The Distributor may waive the minimum to open certain AIP accounts. There is no service fee for this option. To establish the AIP, complete the AIP section on the purchase application or, after your account is established, complete an AIP application (available from the Fund). Under the AIP, you may make regular monthly investments of $50 or more in the Fund directly from your checking or savings account. In order to participate, your financial institution must be a member of the ACH network. We are unable to debit mutual fund or pass through accounts. If your payment is rejected by the bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an AIP should be submitted to the Transfer Agent five days prior to the effective date.

THE FUND RESERVES THE RIGHT TO MODIFY OR ELIMINATE THESE PRIVILEGES WITH AT LEAST 30 DAYS NOTICE.

INDIVIDUAL RETIREMENT ACCOUNTS

The Fund offers a variety of retirement plans that may help you shelter part of your income from taxes. For complete information, including applications, call 1-888-933-5391.

19

FINANCIAL HIGHLIGHTS

The Fund is new and has no performance as of the date of this Prospectus. Financial highlights information therefore is not available.

PRIVACY STATEMENT

Protecting your personal information is an important priority for us. The Keeley Funds privacy policy is designed to support this objective. We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or on other forms; correspondence or conversations, such as your name, address, social security number, assets, income and date of birth.

•	Information about your transactions with us, our affiliates or others, such as your account numbers and balances, transaction history, parties to transactions, cost basis information and other financial information.

The Company restricts access to your nonpublic information by maintaining physical, electronic and procedural safeguards.

The Company does not disclose any nonpublic information about their current or former consumers or customers to nonaffiliated third parties, except as permitted by law.

For example, if you maintain a brokerage account with the Distributor, the Company discloses information that it collects to National Financial Services, LLC (a clearing broker) in connection with its services in maintaining accounts and clearing transactions, and to affiliated companies of the Company, including: Keeley Asset Management Corp., the Company and their service providers.

Keeley Investment Corp. is the Distributor and Keeley Asset Management Corp. is the Investment Adviser for the Company.

We may share your nonpublic information with affiliates who require such information to provide products or services to you. You may request that we not share your nonpublic information with our affiliates for use by them in marketing products or services to you by calling us toll-free at 1-888-933-5391. We will honor your choice until you tell us otherwise. If you have a joint account, your instruction will be applied to all account holders on that account.

HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

To reduce expenses, the Fund may mail only one copy of its prospectus, SAI and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-888-933-5391 or contact your financial institution. You will begin receiving individual copies 30 days after receiving your request.

20

TO LEARN MORE ABOUT THE FUND

Ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI). The Fund’s SAI includes additional information about the Fund. The SAI is incorporated by reference into the Prospectus and, therefore, is legally a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a copy of the SAI or annual and semi-annual reports without charge, or to request other information about the Fund:

BY TELEPHONE

Call Toll Free 1-888-933-5391

BY MAIL

Write to:

KEELEY International Small Cap Value Fund

111 West Jackson Blvd., Suite 810

Chicago, IL 60604

BY E-MAIL

Send your request to info@keeleyfunds.com

View online or download the Fund’s Prospectus

and application and the SAI at the

KEELEY website: www.keeleyfunds.com

You can review and copy information about the Fund (including the SAI) at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Commission’s Public Reference Room by calling the Commission at 202-551-8090. Reports and other information about the Fund also are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

www.keeleyfunds.com

Keeley Funds, Inc. SEC file number: 811-21761

21

Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

[                    ], 2014

KEELEY FUNDS, INC.

KEELEY International Small Cap Value Fund	111 WEST JACKSON BLVD., SUITE 810
Class A Shares – [ ]	CHICAGO, ILLINOIS 60604
Class I Shares – [ ]	312-786-5050
888-933-5391

This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the current Prospectus of KEELEY International Small Cap Value Fund (the “Fund”), dated [            ], 2014, and any additional supplements thereto.

Copies of the Prospectus and of the Annual Report to Shareholders may be obtained free of charge from the Fund at the address and telephone number listed above, or on the Fund’s website (www.keeleyfunds.com).

The Fund is new and has no operation history as of the date of this SAI. Audited financial statements will be contained in the Fund’s Annual Report dated [September 30, 2015.] Unaudited financial statements will be included in the Fund’s Semi-Annual Report dated [March 31, 2015].

INTRODUCTION

This Statement of Additional Information (“SAI”) contains further discussion of the Fund’s securities and investment techniques that are described in the Prospectus. The information contained in this document is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund’s securities and investment techniques. Captions and defined terms in the SAI generally correspond to those captions and terms as defined in the Prospectus.

This SAI does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of the SAI at any time shall not imply that there has been no change in the affairs of the Fund since the date hereof.

GENERAL INFORMATION AND HISTORY

The KEELEY International Small Cap Value Fund (the “Fund”) is a diversified series of Keeley Funds, Inc. (the “Company”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated in Maryland on April 6, 2005. The Company currently offers eight different series.

The Fund offers two share classes: Class A Shares and Class I Shares. In addition to the fact that Class I Shares do not have a sales load, Class A Shares and Class I Shares have different expenses and other characteristics, allowing investors to choose the class that best suits their needs. All shares of the Fund have equal voting and liquidation rights, and each share is entitled to one vote on any matters which are presented to shareholders.

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek capital appreciation. The investment objective is not fundamental and can be changed by the Board of Directors without a vote of the shareholders.

INVESTMENT STRATEGIES

The Fund intends to pursue its investment objective by investing in equity securities of foreign companies that have a smaller market capitalization. Under normal market conditions, the Fund will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes at market value at the time of purchase) in common stocks and other equity securities (including preferred stock, convertible debt securities, rights, warrants and American Depositary Receipts (“ADRs”)) of “small cap” companies that are domiciled outside of the United States. The Adviser considers “small cap” companies as those with a market capitalization no greater than the largest market capitalization of any company included in the MSCI World ex-U.S. Small Cap Index (which was $8.2 billion as of August 31, 2014). Some of these companies, although considered small by U.S. standards, may rank among the largest in their countries by market capitalization.

The Fund’s primary investment universe includes both developed and emerging foreign countries that possess stable political systems and established rules of law designed to support legitimate and reasonable business practices. The Fund aims to invest a majority of its assets in the securities of companies in developed markets and does not expect to invest more than [20%] of its assets in securities of companies located in emerging markets. From time to time, in pursuing its investment objective, the Fund may concentrate a higher percentage of its total assets in a particular geographic region or market sector.

In making investment decisions for the Fund, the Adviser employs a “value” investment philosophy, which is based upon the belief that, at times, the market value of an asset may deviate from its underlying (“intrinsic”) value, and that the market price and the intrinsic value should converge over the long-term. The Adviser believes that the Fund is best positioned to achieve its investment objective when it is invested in securities of quality businesses that are priced significantly below their underlying value. The Adviser follows a rigorous, “bottom-up” investment process that focuses on individual companies (rather than on macroeconomic trends). As part of this process, the Adviser conducts extensive research into, and analyses of, each candidate company’s business fundamentals. The Adviser then uses these findings to derive an independent assessment of intrinsic value for each candidate, which must meet the following criteria to be considered for purchase by the Fund:

•	Quality and durability of business operations. The Fund seeks to invest in companies with sustainable competitive advantages, high barriers to market entry and attractive positioning within a product value chain that can generate superior returns and free cash flow throughout an entire economic cycle. The Adviser focuses in particular on companies with the capacity to deliver profitable long-term growth.

•	Financial strength. The Fund seeks to invest in companies that have strong and conservatively managed balance sheets, which the Adviser believes help reduce the risk to shareholders of permanent capital loss and provides management teams the ability to build value when attractive opportunities become available. The Fund will invest in companies that demonstrate the ability to generate profitable growth through an entire economic cycle.

•	Skilled management. The Fund seeks to invest in companies that the Adviser has identified as having skilled management teams that think and act like owners, and that have a history of generating value through operational excellence and strategic capital allocations.

•	Absolute undervaluation. The Fund seeks to invest in companies that allocate capital only to such investments that, in the Adviser’s opinion, offer an appreciable margin of safety (i.e., the difference between a stock’s market price and the Adviser’s estimate of its intrinsic value). The Fund seeks to achieve a margin of safety by investing in companies trading at significant discounts to the Adviser’s estimates of their intrinsic value.

•	Presence of a catalyst. The Fund seeks to invest in companies where the Adviser has identified factors that it believes have triggered low market valuations, and where it has further identified one or more catalysts that may cause such companies’ market prices and intrinsic values to converge over time.

The Fund typically will hold approximately 45 to 65 stocks, which generally are diversified by the type of underlying business, sources of cash flows, or reasons for undervaluation. Because the Fund holds a relatively small number of positions, a higher percentage of the Fund’s total assets may be invested in a particular country, geographic region, market sector or industry.

As long as an investment continues to meet the criteria set forth above, the Fund may choose to hold such securities even if the company grows beyond the Fund’s definition of “small capitalization.” However, if at any time less than 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) is invested in small capitalization companies, the Fund will invest only in small capitalization companies until the 80% threshold is restored.

The Fund typically will hold assets that are denominated in a foreign currency. Therefore, to protect itself against foreign currency exposure – that is, the possibility of a decline in the value of such foreign currency held by the Fund against the value of the U.S. dollar – the Fund periodically may hedge its risk by entering into foreign currency futures contracts (“forward contracts”). A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts serve to “lock in” the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, thereby protecting against possible losses from changes in the relative value of the U.S. dollar against a foreign currency.

The Fund may be suitable for the more aggressive section of an investor’s portfolio that seeks to provide international diversification. The Fund is designed for investors who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

EQUITY SECURITIES

The Fund invests in common stocks, which represent an equity interest (ownership) in a business. This ownership interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. The Fund also invests in other types of equity securities, including preferred stocks and securities convertible into common stocks, rights, warrants and ADRs (each, as discussed below). Over time, common stocks historically have provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Fund should be considered long-term investments, designed to provide the best results when held for several years or more. The Fund may not be a suitable investment if you have a short-term investment horizon or are uncomfortable with an investment whose value is likely to vary substantially.

SMALL-CAP EQUITY SECURITIES

The Fund invests in common stocks of smaller capitalization companies. The Fund’s investments in stocks of smaller capitalization companies may involve greater risk than customarily is associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore may be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. In addition, transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.

Because the Fund invests in stocks of issuers with smaller market capitalization, it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on larger, more widely held stocks.

MONEY MARKET INSTRUMENTS

The Fund may invest its assets in high-quality money market instruments on an ongoing basis to provide liquidity. Money market funds are subject to management fees and other expenses, and the Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

Convertible securities generally rank senior to common stock in an issuer’s capital structure and may entail less risk of declines in market value than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

RIGHTS AND WARRANTS

The Fund may invest in warrants and rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

AMERICAN DEPOSITARY RECEIPTS

The Fund may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert an ADR into the underlying foreign security and vice versa, which may cause the security of the foreign company to trade at a discount or premium to the market price of the related ADR. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

PARTICIPATION NOTES (“P-Notes”)

The Fund may invest in P-Notes, which are a type of equity-linked derivative. Typically, P-Notes are issued by banks, broker-dealers or other financial institutions and are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes therefore constitute general unsecured contractual obligations of such banks, broker-dealers or other financial institutions that issue them.

Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes, which are designed to replicate the performance of certain issuers and markets. Even though a P-Note is intended to reflect the performance of an underlying foreign equity security, there can be no assurance that the trading price of a P-Note will equal the value of the underlying security or foreign market that it seeks to replicate, due to transaction costs and other expenses that are in addition to those applicable to a direct investment in securities. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security.

P-Notes generally are traded over-the-counter, and therefore entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. As the purchaser of a P-Note, the Fund is relying on the creditworthiness of the counterparty issuing the P-Note and has no rights under a P-Note against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, the Fund would lose its investment.

Finally, the markets on which P-Notes are traded may be less liquid than the markets for other securities, which may lead to the absence of readily available market quotations for such securities and may be more difficult for the Fund to accurately assign a daily value to such securities.

FOREIGN SECURITIES

The Fund may invest in securities of foreign issuers. Such securities are subject to the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold. Investment in foreign securities may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. To the extent positions in portfolio securities are denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, involve certain risk considerations not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less publicly available information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protection applicable to foreign sub-custodial arrangements. Although the Fund intends to invest primarily in companies of countries having stable political environments, it also will invest in emerging market countries as well. In either case (and particularly in emerging market countries), there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments could negatively impact the Fund’s investments.

FUTURES CONTRACTS AND CURRENCY FORWARDS

The Fund may invest in currency-linked futures contracts, or “currency forwards.” Such derivatives have specific risks including the following:

(i)	an imperfect correlation between the value of the futures contract and the value of the underlying currency;

(ii)	the inability to close a futures contract when desired;

(iii)	losses caused by unanticipated market movement, which may result in losses in excess of the amount invested in the futures contract (and potentially may be unlimited); and

(iv)	in the event of adverse price movements, an obligation of the Fund to make daily cash payments to maintain its required margin, including at times when it may have insufficient cash and must sell securities from its portfolio to meet those margin requirements at a disadvantageous time.

Upon entering into a currency forward, the Fund will be required to deposit with a broker “initial margin” in cash, which serves as a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset (i.e., the currency) underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

In addition, the Fund must segregate liquid assets or enter into off-setting positions to “cover” open positions in futures contracts. For futures contracts that do cash settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the futures contract, if any, rather than their full notional value. By setting aside assets equal to only its net obligations under cash-settled futures contracts, the Fund could use derivatives to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts, which may create an effect on the Fund similar to leverage. However, the Fund intends to segregate assets equal to the full notional value of its futures contracts in order to avoid this leverage-like effect.

UNSEASONED ISSUERS

The Fund may invest its net assets in the securities of “unseasoned issuers,” defined as those issuers that, together with predecessors, have been in operation for less than three years. The Adviser believes that investing in securities of unseasoned issuers may provide opportunities for long-term capital growth. Because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources, the risks of investing in such securities are greater than with common stock of more established companies.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in securities for which there is no ready market (“illiquid securities”), including, but not limited to, those securities that are not readily marketable either because they are restricted securities. Restricted securities are securities that have not been registered under the Securities Act of 1933 and are thus subject to restrictions on resale. Under the supervision of the Board of Directors, the Adviser determines the liquidity of the Fund’s investments. Securities that may be sold pursuant to Rule 144A under the Securities Act of 1933 may be considered liquid by the Adviser. A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund’s portfolio, and the Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where the Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts.

REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in real estate investment trusts (“REITs”). Although the Fund will not invest directly in real estate, the Fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds;

overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs’ investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs also are subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Investing in REITs involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are agreements pursuant to which the Fund acquires securities from a third party with the understanding that the seller will repurchase them at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the custodian will hold the securities underlying the repurchase agreement at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase prices.

EXCHANGE-TRADED FUNDS AND EXCHANGE-TRADED NOTES

The Fund may invest in ETFs and ETNs, subject to the limits set forth in its investment restrictions. See “Investment Restrictions” below. ETFs are registered investment companies with a stated investment objective and are subject to various investment policies and restrictions. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. ETNs are senior, unsecured, unsubordinated debt securities. They are designed to provide investors with a way to access the returns of market benchmarks or strategies. ETNs are not ETFs, but they do share several characteristics. For example, they trade on an exchange, can be shorted and they are linked to the return of a benchmark index.

The Adviser generally expects to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases, the Fund will pay customary brokerage commissions for each purchase and sale. The Fund also may acquire shares of an ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value (“NAV”)) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF and the index with respect to the weighting of securities or number of stocks held; (3) an ETF also may be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s NAV.

There is a risk that ETFs may terminate due to extraordinary events. For example, any of the service providers to the ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If those licenses are terminated, the respective ETFs also may terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

The Fund’s investments in ETNs are subject to issuer credit risk. For example, if the credit rating of the issuer of the ETN is downgraded, the Fund’s investment may drop in value, even if no change in value has occurred in the underlying index. In addition, in a default situation involving an ETN, it is possible that the Fund could lose its principal investment.

Although the Adviser believes that, in the event of the termination of an ETF, it will be able to invest in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time.

MASTER-LIMITED PARTNERSHIPS (“MLPs”)

The Fund may invest in MLPs, subject to the limits set forth in its investment restrictions. See “Investment Restrictions” below. MLPs are limited partnerships registered with the Securities and Exchange Commission (“SEC”) that issue units publicly traded on a securities exchange or in the over-the-counter market. An MLP consists of one or more general partners, who manage the MLP, and one or more limited partners, who contribute capital. Generally, limited partners are not involved in the day-to-day management of an MLP.

An investment in an MLP generally is subject to the risks applicable to investing in a partnership, and may offer investors fewer protections than an investment in a corporation. Investments in MLPs involve risks that differ from investments in common stocks, including, among others, greater illiquidity risks and risks related to limited control and limited voting rights. Additionally, MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of large companies.

MLPs often are pass-through entities or businesses that are taxed at the unitholder level and generally are not subject to federal or state income tax at the entity level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its unitholders. Net income from an interest in a “qualified publicly traded partnership,” which many MLPs are treated as for federal tax purposes, is qualifying income for an entity such as the Fund that is a regulated investment company. Although unitholders of an MLP generally are limited in their liability, an MLP’s creditors may have the right to seek the return of distributions made to the MLP’s unitholders if that liability arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. The Fund will pay a portion of the income earned on the lending transaction to the securities lending agent and may pay administrative and custodial fees in connection with these loans.

In these loan arrangements, the Fund will receive collateral in the form of cash, U.S. government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Loans are subject to termination at any time by the lending Fund or the borrower. When the Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities.

The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the Company’s judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund could experience losses as a result of a diminution in value of its cash collateral investment.

The investment policies and strategies described above are those that are used under normal conditions. During adverse economic, market or other conditions, the Fund may assume temporary defensive positions, such as investing up to 100% of its assets in investments that would not ordinarily be consistent with the Fund’s objective, including cash and cash equivalents. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. The Fund cannot guarantee that it will achieve its investment goal when adopting a temporary defensive investment position.

INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions. Unless otherwise noted, whenever an investment restriction states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, total assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment limitations.

The Fund has adopted the following fundamental investment restrictions, which cannot be changed without the approval of the holders of the lesser of (i) 67% of the Fund’s shares present or represented at a shareholders’ meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund:

1.	With respect to 75% of the Fund’s net assets, the Fund will not invest more than 5% of such net assets (valued at the time of investment) in securities of any one issuer, except in U.S. government obligations.

2.	With respect to 75% of the Fund’s net assets, the Fund will not acquire securities of any one issuer which at the time of investment represent more than 10% of the voting securities of the issuer.

3.	The Fund will not act as an underwriter or distributor of securities other than its own capital stock, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

4.	The Fund will not lend money, but this restriction shall not prevent the Fund from investing in (i) a portion of an issue of debt securities or (ii) repurchase agreements.

5.	The Fund will not purchase or sell real estate, interests in real estate or real estate limited partnerships, although it may invest in marketable securities of issuers that invest in real estate or interests in real estate.

6.	The Fund will not pledge any of its assets, except to secure indebtedness permitted by the Fund’s investment restrictions.

7.	The Fund will not concentrate its investments by investing 25% or more of the value of the Fund’s total assets taken at market value at the time of the investment (other than U.S. government securities) in companies of any one industry.

8.	The Fund will not borrow, except that the Fund may borrow from banks as a temporary measure amounts up to 10% of its total assets, provided that (i) the total of reverse repurchase agreements and such borrowings will not exceed 10% of the Fund’s total assets and (ii) the Fund will not purchase securities when its borrowings (including reverse repurchase agreements) exceed 5% of total assets. The Fund does not currently intend to enter into reverse repurchase agreements.

9.	The Fund will not purchase and sell commodities or commodity contracts except that it may enter into forward contracts to hedge securities transactions made in foreign currencies. This limitation does not apply to financial instrument futures and options on such futures.

10.	The Fund will not issue senior securities, except for reverse repurchase agreements and borrowings as permitted by the Fund’s other investment restrictions.

In addition to the fundamental restrictions listed above, the Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Directors without shareholder approval:

1.	The Fund will not acquire securities of other investment companies except (i) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission, or (ii) where the acquisition results from a dividend or a merger, consolidation or other reorganization. In addition to this investment restriction, the 1940 Act provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund’s assets (valued at time of investment) in all investment company securities purchased by the Fund.

2.	The Fund will not invest more than 15% of its net assets in securities for which there is no ready market (including restricted securities and repurchase agreements maturing in more than seven days).

3.	The Fund will not participate in a joint trading account, purchase securities on margin (other than short-term credits as necessary for the clearance of purchases and sales of securities) or sell securities short (unless the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable without payment of further consideration into an equal amount of such securities). The Fund does not currently intend to sell securities short even under the conditions described in Investment Restrictions.

4.	The Fund will not invest for the purpose of exercising control or management of any company.

5.	The Fund will not invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in marketable securities of issuers engaged in oil, gas or mineral exploration.

The Fund may make additional commitments more restrictive than the restrictions listed above so as to permit the sale of shares of the Fund in certain states. Should the Fund determine that a commitment is no longer in the best interest of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.

PORTFOLIO TURNOVER

The Fund calculates portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. Increased portfolio turnover may result in greater brokerage commissions. At the date of this SAI, the Fund is new and has no operating history, and portfolio turnover information therefore is not available.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted a policy that it will disclose publicly portfolio holdings (other than to rating agencies and third-party service providers) only when that information is filed with the SEC or sent to shareholders pursuant to annual, semi-annual or quarterly reports. In most cases, this information will be filed with the SEC sixty days after the date of public disclosure. Information may be sent to shareholders earlier than sixty days after its date, but in such cases, the information will be sent to all shareholders at the same time. The Fund discloses holdings on a monthly basis to certain rating and ranking organizations, including: Standard & Poor’s, Bloomberg, Thomson Financial, Lipper, Morningstar, Factset and other similar organizations. The Fund discloses its holdings on a quarterly basis to Vickers. The Fund has no special agreements with the rating and ranking organizations that require they keep the information provided to them confidential or that impose restrictions on them with respect to trading based on the disclosure of such information. No information is released until it is at least 45 days old and all information is sent to all parties at the same time. The Fund may disclose portfolio information to the Fund’s third-party service providers, without lag, as part of the Fund’s normal investment activities. Third-party service providers receive portfolio holdings information more frequently than this information is filed with the SEC or sent to shareholders, when there is a legitimate business purpose for such disclosure. These third-party service providers include U.S. Bancorp Fund Services, LLC (“U.S. Bancorp” or the “Administrator”), the Fund’s administrator, transfer agent, and fund accountant; U.S. Bank N.A. (the “Custodian”), the Fund’s custodian and securities lending agent; IDC, the Fund’s pricing service; PricewaterhouseCoopers, LLP (“PricewaterhouseCoopers”), the Fund’s independent registered public accountant; and K&L Gates LLP, the Fund’s counsel.

The Fund’s contracts with the administrator, transfer agent, fund accountant, and custodian include provisions that require they treat all information that they receive from the Fund as confidential, not use that information for any purpose other than to perform their obligations under their contracts with the Fund, and not disclose that information to any third-party without written authorization from the Fund or pursuant to court order.

The Fund’s Chief Compliance Officer (“CCO”) reviews the policies and procedures of the Fund’s third-party service providers to ensure that their policies and procedures restrict trading based on information they receive from clients, and provide for confidential handling of client information. Under the Company’s policies, no one has authority to make any other disclosure of portfolio information. Officers and directors of the Company and the Adviser, and officers of Keeley Investment Corp. (the “Distributor”) who are also officers of the Company or the Adviser, of necessity have access to information about the Fund and its investments, including its portfolio holdings, but the Company and the Fund’s Adviser and Distributor have adopted policies and procedures to prevent the unfair use by them of nonpublic information. The Company’s code of ethics also prohibits access persons (who include officers and directors of the Company) from buying and selling securities which the Fund is buying or selling or considering buying or selling, except with the prior approval of the President of the Company or his designee.

Personal trading information is compiled and reviewed monthly by the CCO and/or his designee. It is against the policy of the Company for the Company or its Adviser to receive compensation for the disclosure of portfolio holdings information. The portfolio holdings disclosure policy of the Company has been approved by the Fund’s Board of Directors and, under the Company’s procedures, may only be changed with approval from the Board of Directors.

MANAGEMENT OF THE FUND

GENERAL

The Company’s Board of Directors has overall management responsibility for the Company and the Fund. Company officers and the Administrator are responsible for the day-to-day operations of the Fund. The Adviser is responsible for investment management of the Fund under the investment advisory agreement. The Company, the Adviser and the Distributor each have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. Those Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund.

The Board of Directors has established a Committee of Independent Directors (the “Committee”), which is composed exclusively of Directors who are “non-interested” Directors (as such term is defined in the 1940 Act) (the “Independent Directors”). The Committee oversees (i) the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate in its judgment, the internal controls of certain service providers; (ii) the quality and objectivity of the financial statements of each of the Fund and the independent audits thereof; and (iii) the independence and effective functioning of the Board of Directors. In addition, the Committee acts as liaison between the Company’s independent registered public accountants and the full Board of Directors, pre-approves the scope of the audit and non-audit services the Company’s independent registered public accountants provide to the Company and reviews in the first instance and makes recommendations to the Board of Directors regarding any investment advisory agreement relating to the Fund, as well as any Rule 12b-1 plan of the Fund and any related agreement. The Committee met five times during the fiscal year ended September 30, 2014.

The Executive Committee of the Board of Directors has the authority to take actions on behalf of the Board of Directors in between Board meetings, with such actions being subject to the ratification of the full Board of Directors at the next scheduled meeting. Messrs. John L. Keeley, Jr., Klingenberger and Fitzgerald serve as members of the Executive Committee until the election and qualification of their successors. The Executive Committee did not meet during the fiscal year ended September 30, 2014.

BOARD LEADERSHIP STRUCTURE

The Board of Directors of the Fund is composed of eight Directors. Seven of the Directors are Independent Directors. Mr. John L. Keeley, Jr. is considered an “Interested Director” of the Fund because of his affiliation with the Adviser and the Distributor. The Chairman of the Board of Directors is Jerome Klingenberger. Mr. Klingenberger is an Independent Director. The Board of Directors has established two standing Committees: the Committee of Independent Directors and the Executive Committee. The functions, responsibilities and composition of each Committee are described above.

Each Director was appointed to serve on the Board of Directors because of his or her experience, skills and qualification (please see the section “Experience of Directors” below). The Board of Directors believes that its leadership structure is appropriate in light of the size of the Company and the nature of its business, and is consistent with industry practices. In particular:

•	Board Composition. The Board of Directors believes that having a majority of its Directors be Independent Directors is appropriate and in the best interest of the Company’s shareholders. Nevertheless, the Directors also believe that having an interested person serve on the Board of Directors brings a corporate and financial viewpoint that is, in the Board of Directors’ view, a crucial element in the Directors’ decision-making process. In addition, Mr. John L. Keeley, Jr., as the president and primary owner of the Adviser, which is the sponsor of the Fund, provides the Board of Directors with the perspective of the Adviser in managing and sponsoring the Fund.

•	Committee of Independent Directors. The Directors believe that a standing Committee composed exclusively of individuals who are Independent Directors will help in preventing the occurrence of conflicts of interests and allows those Directors to engage in a candid discussion on, among other things, the performance of the Adviser outside the presence of management.

•	Executive Committee. The Board of Directors believes that an executive committee allows the Board of Directors to act expeditiously when the delay for obtaining authorization from the full Board of Directors could cause the Company to miss business opportunities. The fact that (i) a majority of the members of the Executive Committee is composed of Independent Directors, and (ii) any action taken by the Executive Committee must be ratified by the full Board of Directors at the following meeting, is designed to ensure that the Executive Committee acts in the best interest of the shareholders and in the absence of conflicts of interests. The Company anticipates that the Executive Committee will be convened on a very infrequent basis.

BOARD OVERSIGHT OF FUND RISK

The Board of Directors has not established a standing risk committee at the current time. Rather, the Board of Directors requires the Adviser to report to the Board, on a regular and as-needed basis, on actual and possible risks to the Company as a whole. The Adviser reports to the Board of Directors on the various elements of risk that have affected, or that may affect, the business of the Company, including investment risk, credit risk, liquidity risk and operational risk, as well as the overall business risk relating to the Fund, including based upon industry norms.

The Board of Directors has appointed a CCO who reports directly to the Board’s Independent Directors and who provides presentations to the Board of Directors at its quarterly meetings, in addition to an annual report to the Board of Directors in accordance with the Fund’s compliance policies and procedures. The CCO regularly discusses the relevant risk issues affecting the Company during private meetings with the Independent Directors. The CCO also provides to the Board of Directors updates on the application of the Fund’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO reports to the Board of Directors immediately in-between Board meetings in case of any problems associated with the Fund’s compliance policies and procedures that could expose (or that might have the potential to expose) the Fund to risk.

DIRECTORS AND OFFICERS

The names of the Directors and officers of the Fund, the date each was first elected or appointed to office, their principal business activities during the past five years, and other directorships they hold are shown below:

Name and Age as of December 31, 2013	Position(s) Held with the Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside the Fund Complex
Independent Directors*
Jerome J. Klingenberger(2) Age: 58	Chairman and Director	Chairman since 2006; Director since 1999	Executive Vice President and Chief Financial Officer for Grayhill, Inc. (human interface solutions)	8	None
Laura D. Alter Age: 53	Director	Director since 2014	Managing Director, Senior Partner and Head of Fixed Income, Harris Investment Management (1994-2010); Fund Manager for Harris Insight family of funds (1994-2010)	8	None
Walter D. Fitzgerald Age: 73	Director	Director since 2006	Vice President, RBC Dain Rauscher until retirement on June 1, 2005	8	None
John G. Kyle(2) Age: 72	Director	Director since 1993	President of North Shore Shell Inc. (owner and operator of Shell Oil Services Stations and Gasoline Distributor)	8	None
John F. Lesch(2) Age: 73	Director	Director since 1993	Attorney with Nisen & Elliott, LLC	8	None
Sean Lowry(2) Age: 60	Director	Director since 1999	Executive Vice President, Mortgage Services of Pacor Mortgage Corp.	8	None
Elwood P. Walmsley(2) Age: 73	Director	Director since 1999	President of Lakeside Manor Real Estate Management Company since 2002; Director of Sales and Marketing for H.B. Taylor Company (food ingredient products) 2002 to 2009; Director of Sales and Marketing for Northwestern Extract Co. (food ingredient products) 2009 to 2012	8	None
Interested Director and Officer*
John L. Keeley, Jr.(2)(3)(4) Age: 73	Director and President	Director and President since 1993	Chairman, President and principal controlling shareholder of Joley Corp. (sole shareholder of Keeley Holdings, Inc.), Director and President of Keeley Holdings, Inc. (sole shareholder of Keeley Asset Management Corp. and Keeley Investment Corp.), Director and President of Keeley Asset Management Corp., Director, President and Treasurer of Keeley Investment Corp.	8	Director of Marquette National Corp.; Member and Manager of Broadmark Asset Management LLC; Director of FNBC of LaGrange, Inc. (bank holding company); Regional Director of American Ireland Fund.

Officers*

Name and Age as of December 31, 2013	Position(s) Held with the Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past Five Years
Robert Becker(2) Age: 71	Vice President	Vice President since 2007	Senior Vice President of Keeley Asset Management Corp.
John L. Keeley, III(2)(4) Age: 52	Vice President	Vice President since 2005	Senior Vice President of Keeley Asset Management Corp., Senior Vice President of Keeley Investment Corp.
Kevin M. Keeley(2)(4) Age: 47	Vice President	Vice President since 2010	Executive Vice President of Joley Corp. (sole shareholder of Keeley Holdings, Inc.), Executive Vice President of Keeley Holdings, Inc. (sole shareholder of Keeley Asset Management Corp. and Keeley Investment Corp.), Senior Vice President of Keeley Asset Management Corp., Senior Vice President of Keeley Investment Corp.
Mark T. Keeley(2)(4) Age: 51	Vice President	Vice President since 2010	Senior Vice President of Keeley Asset Management Corp., Senior Vice President of Keeley Investment Corp.
Robert M. Kurinsky(2) Age: 41	Treasurer, Secretary and Chief Legal Officer	Treasurer since 2007, Secretary since 2006 and Chief Legal Officer since 2008	Treasurer and Secretary of Joley Corp. (sole shareholder of Keeley Holdings, Inc.), Treasurer and Secretary of Keeley Holdings, Inc. (sole shareholder of Keeley Asset Management Corp. and Keeley Investment Corp.); Secretary, Treasurer, Chief Financial Officer and General Counsel of Keeley Asset Management Corp., Secretary, Assistant Treasurer, Chief Financial Officer and General Counsel of Keeley Investment Corp.
Mark Zahorik(2) Age: 51	Vice President	Vice President since 1997	Senior Vice President of Keeley Asset Management Corp., Vice President of Keeley Investment Corp.

*	The business address of the Directors and officers listed above is the address of the Company: 111 West Jackson Boulevard, Suite 810, Chicago, Illinois 60604.
(1)	Each Director serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Director or officer who maintains brokerage account(s) with Keeley Investment Corp., the Company’s principal underwriter, and/or advised account(s) with Keeley Asset Management Corp., the Adviser to the Fund.

(3)	John L. Keeley, Jr. is considered an “Interested Director” of the Fund because of his affiliation with Keeley Asset Management Corp. and Keeley Investment Corp.
(4)	John L. Keeley, III, Kevin M. Keeley and Mark T. Keeley are John L. Keeley, Jr.’s sons.

Other than (1) Mr. John L. Keeley, Jr., who holds a position or a directorship in: (i) Marquette National Corp. (community bank) from 1994 to date, (ii) Broadmark Asset Management, LLC from April 2010 to date, (iii) FNBC of LaGrange, Inc. (bank holding company) from May 2010 to date, and (iv) American Ireland Fund from September 2011 to date; and (2) Ms. Alter, who held a position in the Harris Insight family of funds from 1994 to 2010, none of the other Directors held any official positions and directorships at public companies or registered investment companies during the last five calendar years.

EXPERIENCE OF DIRECTORS

The Board of Directors believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Director contribute to the Board’s diversity of experiences and bring a variety of complementary skills. It is the Directors’ belief that this allows the Board of Directors, as a whole, to oversee the business of the Company in a manner consistent with the best interests of the Company’s shareholders.

The following summary outlines each Director’s experience, qualifications, attributes and skills that lead to the conclusion that each Director should serve as a Director of the Fund.

Laura D. Alter

Ms. Alter has 25 years of experience in the investment management industry. She previously served as the Senior Partner and the Director of Fixed Income Management for Harris Investment Management. Prior to her work with Harris, she was a senior portfolio manager for another investment management firm. Ms. Alter holds a BA from Northwestern University and an MBA from the University of Chicago. The Board of Directors concluded that Ms. Alter is suitable to act as Director of the Fund because of her academic background and her extensive investment management experience.

Walter D. Fitzgerald

Mr. Fitzgerald has more than 30 years of experience in the financial services industry. He acted as a principal and obtained certifications from the Financial Industry Regulatory Authority, Inc. (“FINRA”) (and its predecessor NASD) and the New York Stock Exchange (“NYSE”). Mr. Fitzgerald holds a BA from the University of Toronto and an MBA from the University of Michigan. The Board of Directors concluded that Mr. Fitzgerald is suitable to act as Director of the Fund because of his academic background and his extensive investment management experience.

John L. Keeley, Jr.

Mr. John L. Keeley, Jr. has been an officer of the Distributor and the Adviser since their inceptions in 1977 and 1981, respectively. Mr. John L. Keeley, Jr. is a Chartered Financial Analyst and holds an MBA from the University of Chicago. Mr. John L. Keeley, Jr. also serves as a Director on the boards of two local community banks. The Board of Directors concluded that Mr. John L. Keeley, Jr. is suitable to act as Director of the Fund because of his academic background, the fact that he founded both the Adviser and Distributor, and his extensive investment management experience.

Jerome J. Klingenberger

Mr. Klingenberger is a Certified Public Accountant. Mr. Klingenberger served as an auditor for a public accounting firm and his clients included publicly traded companies. Mr. Klingenberger holds a BBA in Accountancy from the University of Notre Dame and an MBA from the University of Chicago. The Board of Directors concluded that Mr. Klingenberger is suitable to act as Director of the Fund because of his academic experience, his work experience and his financial reporting experience.

John G. Kyle

Mr. Kyle has owned and managed several energy-related businesses for more than 40 years. Mr. Kyle holds a Liberal Arts degree from Lake Forest College. The Board of Directors concluded that Mr. Kyle is suitable to act as Director of the Fund because of his academic and business experience.

John F. Lesch

Mr. Lesch is an attorney specializing in taxation, estate planning and trust administration. He has served on the board of directors of closely held corporations, charitable foundations, and a municipal governance board. Mr. Lesch holds an undergraduate degree from Northwestern University in Business Administration and a J.D. from IIT-Chicago Kent College of Law. The Board of Directors concluded that Mr. Lesch is suitable to act as Director of the Fund because of his educational background and experience on other corporate, charitable and municipal boards.

Sean Lowry

Mr. Lowry owns a mortgage business that has been in operation for nearly 20 years. Mr. Lowry served as a director of trading operations at the Chicago Board Options Exchange (“CBOE”) from 1985 to 1992. Mr. Lowry worked as an independent trader at the CBOE from 1974 to 1980 and served on several options-related committees. The Board of Directors concluded that Mr. Lowry is suitable to act as Director of the Fund because of his understanding of the financial services industry and of his prior and current work experience.

Elwood P. Walmsley

Mr. Walmsley has more than 40 years of experience in marketing, sales and management. He played a significant role in building brand awareness and expanding territorial sales for companies engaged in the food industry. Mr. Walmsley holds an MBA degree from Georgia State University and took graduate studies concentrated in Accounting & Finance from Northern Illinois University. He holds a Bachelors degree from Baker University and has retired as a colonel from the U.S. Army. The Board of Directors concluded that Mr. Walmsley is suitable to act as Director of the Fund because of his academic background and his extensive business experience.

DIRECTOR COMPENSATION

As of December 31, 2014, the dollar range of equity securities owned beneficially by each Director was as follows:

Name of Person, Position	Dollar Range of Equity Securities in Keeley International Small Cap Value Fund (1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
John L. Keeley, Jr., Director
John F. Lesch, Director
John G. Kyle, Director
Elwood P. Walmsley, Director
Jerome J. Klingenberger, Chairman and Director
Sean Lowry, Director
Walter D. Fitzgerald, Director
Laura D. Alter, Director

(1)	The Fund is new and therefore, as of December 31, 2014, no director beneficially owned any equity securities in the Fund.

The officers are “interested persons” of the Fund and are also officers of the Adviser, the Distributor or their Affiliates, and receive compensation from those companies. They do not receive any compensation from the Fund.

Each Independent Director receives an annual retainer of $50,000, as well as $2,500 from the Company for each meeting that he or she attends in person and $1,500 for each meeting that he or she attends telephonically. The Chairman receives an additional fee equal to 50% of the Directors’ annual retainer and per meeting fee from the Company. Regular Board of Directors meetings are held quarterly. Directors do not receive any pension or retirement plan benefits from the Company.

As of the date of this SAI, the Directors have not received any compensation from the Fund. The table below shows the aggregate compensation that the Directors have received from the other Keeley Funds for the most recently completed fiscal year ended September 30, 2014.

Name of Person, Position	Aggregate Compensation from the Funds (1)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Complex Paid to Directors
John L. Keeley, Jr., Director	$
John F. Lesch, Director	$				(2)
John G. Kyle, Director	$				(3)
Elwood P. Walmsley, Director	$				(4)
Jerome J. Klingenberger, Chairman and Director	$
Sean Lowry, Director	$
Walter D. Fitzgerald, Director	$				(5)
Laura D. Alter, Director (6)

(1)	“Aggregate compensation from the Funds” includes fees and amounts deferred, if any, under the Deferred Compensation Plan for Independent Directors (the “Deferred Compensation Plan”) described below.
(2)	Includes $[ ] deferred by Mr. Lesch under the Deferred Compensation Plan.
(3)	Includes $[ ] deferred by Mr. Kyle under the Deferred Compensation Plan.
(4)	Includes $[ ] deferred by Mr. Walmsley under the Deferred Compensation Plan.
(5)	Includes $[ ] deferred by Mr. Fitzgerald under the Deferred Compensation Plan.
(6)	Ms. Alter became a Director of the Company effective February 1, 2014.

Officers and Directors of the Fund do not pay sales loads on purchases of Fund shares. The Company believes the waiver of sales loads for those people is appropriate because the Distributor does not incur any costs related to selling shares to them, nor does it keep them advised of Fund’s activity or performance. In addition, the Company believes that the waiver of sales load will encourage their ownership of the Fund’s shares, which the Company believes is desirable.

The Board of Directors has adopted the Deferred Compensation Plan, which enables each Independent Director to defer payment of all or a portion of the annual fees received from the Fund for service on the Board of Directors. Under the Deferred Compensation Plan, the amount of compensation deferred by an Independent Director is adjusted periodically as though an equivalent amount of compensation had been invested in shares of one or more of the Keeley Funds selected by the Independent Director. The amount paid to the Independent Director under the Deferred Compensation Plan will be determined based upon the amount of compensation deferred and the performance of the selected Keeley Fund(s).

INVESTMENT ADVISER

The Fund’s Adviser, Keeley Asset Management Corp., 111 W. Jackson Blvd., Suite 810, Chicago, IL 60604, was organized in the State of Illinois on December 28, 1981. Mr. John L. Keeley, Jr. owns a controlling interest in Joley Corp., which is the parent company of the Adviser and is thereby deemed to “control” the Adviser.

The investment advisory agreement between the Company and the Adviser for the Fund (the “Advisory Agreement”) must be approved annually by the Board of Directors of the Company or by vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Each annual renewal of the Advisory Agreement also must be approved by the vote of a majority of the Company’s directors who are not interested persons of the Company, as defined under the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

Under the Advisory Agreement, the Adviser is responsible for administering the Fund’s affairs and supervising the investment programs and must do so in accordance with applicable laws and regulations. The Adviser also furnishes the Board of Directors with periodic reports on the Fund’s investment performance. The Advisory Agreement also provides that the Adviser shall not be liable to the Fund or its shareholders from, or as a consequence of, any act or omission of the Adviser, or of any of the directors, officers, employees or agents of the Adviser, in connection with or pursuant to the Advisory Agreement, except by willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or by reason of reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement.

ADVISORY FEES

For its services as investment adviser of the Fund, the Adviser receives a monthly fee at the annual rate of [            ]% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed [1.39%] for Class A Shares and [1.14%] for Class I Shares. The waivers exclude expenses related to taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waivers for the Fund are in effect through [January 31, 2016].

[At a Board meeting held on [November     , 2014], the Board of Directors, including a majority of the Independent Directors, approved the Advisory Agreement for the Fund for an initial period ending November 30, 2015. A discussion regarding the basis of the approval of the Advisory Agreement, as well as the material factors considered by the Board of Directors, will be available in the Fund’s semi-annual report to shareholders dated March 31, 2015.]

PORTFOLIO MANAGER

[Egor Rybakov is the Portfolio Manager of the Fund. Mr. Rybakov does not manage any other accounts.]

The Fund invests in small cap stocks. A conflict will arise if the portfolio manager decides to sell a security that the Fund holds or to purchase a security for the Fund at the same time that a different portfolio manager purchases or sells such a security for another Keeley Fund, other pooled investment vehicles or other individual accounts, and there is not sufficient trading volume to permit the fill of all of the orders at the same time without affecting the price. Such action could have an effect on the price of the securities, and could potentially result in the Fund paying more (with respect to a purchase) or receiving less (with respect to a sale) than might otherwise be the case if only the Fund were purchasing or selling that security. Historically, when the Fund and any of those other accounts purchased or sold the same security on the same day, the Fund received the best price or the same price, and if possible the transactions were averaged. If it is not possible to fill all of the orders for the same security for the Fund and the other accounts managed by the Adviser, the securities purchased or sold will be allocated among the purchasers or sellers proportionate to the number of shares that each requested to purchase or sell.

[Mr. Rybakov may be eligible to receive a portion of the advisory fees generated by the Fund.]

[As of December 31, 2014, the Fund had not yet commenced operations, and therefore Mr. Rybakov did not beneficially own any Fund shares.]

ADMINISTRATION SERVICES

U.S. Bancorp, 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202, is the Fund’s administrator. The Administrator assists in preparing and filing the Fund’s federal and state tax returns and required tax filings (other than those required to be made by the Fund’s custodian or transfer agent); participates in the preparation of the Fund’s registration statement, proxy statements and reports; prepares state securities law compliance filings; oversees the Fund’s fidelity insurance relationships; compiles data for and prepares notices to the SEC; prepares the

Fund’s annual and semi-annual reports to the SEC and current shareholders; monitors the Fund’s expense accounts, the Fund’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund’s arrangements with respect to services provided pursuant to the Fund’s Distribution Plan, compliance with the Fund’s investment policies and restrictions; and generally assists in the Fund’s administrative operations.

The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the administration agreement.

FUND ACCOUNTANT, CUSTODIAN, TRANSFER AGENT,

DIVIDEND DISBURSING AGENT AND SECURITIES LENDING AGENT

FUND ACCOUNTANT

U.S. Bancorp acts as the fund accountant for the Fund. U.S. Bancorp’s services include: maintaining portfolio records; obtaining prices for portfolio positions; determining gains/losses on security sales; calculating expense accrual amounts; recording payments for the Fund’s expenses; accounting for fund share purchases, sales, exchanges, transfers, dividend reinvestments and other fund share activity; maintaining a general ledger for the Fund; determining the NAV of the Fund; calculating NAV per share and maintaining tax accounting records for the investment portfolio.

CUSTODIAN

U.S. Bank National Association (“U.S. Bank”), 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, is the custodian for the Fund. The Custodian is responsible for: holding all securities and cash of the Fund; receiving and paying for securities purchased; delivering against payment for securities sold; receiving and collecting income from investments; making all payments covering expenses of the Fund; and performing other administrative duties, all as directed by authorized persons of the Fund. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. The Fund has authorized the Custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Fund may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

U.S. Bancorp acts as the Transfer Agent and Dividend Disbursing Agent for the Fund. U.S. Bancorp’s services include printing, postage, forms, stationary, record retention, mailing, insertion, programming, labels, shareholder lists and proxy expenses. These fees and reimbursable expenses may be changed from time to time subject to mutual written agreement between U.S. Bancorp and the Fund and with the approval of the Board of Directors.

U.S. Bancorp receives orders for the purchase of shares; processes purchase orders and issues the appropriate number of uncertificated shares; processes redemption requests; pays money in accordance with the instructions of redeeming shareholders; transfers shares; processes exchanges between funds within the same family of funds; transmits payments for dividends and distributions; maintains current shareholder records; files U.S. Treasury Department Form 1099s and other appropriate information required with respect to dividends and distributions for all shareholders; provides shareholder account information upon request; mails confirmations and statements of account to shareholders for all purchases, redemptions and other confirmable transactions as agreed upon with the Fund and monitors the total number of shares sold in each state.

SECURITIES LENDING AGENT

U.S. Bank is the Fund’s securities lending agent. In its capacity as securities lending agent, U.S. Bank, among other things: enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of the Fund and invests the cash collateral in accordance with the instructions received by the Adviser.

NET ASSET VALUE

For purposes of computing the NAV of a share of the Fund, securities listed on an exchange or quoted on a national market system are valued at the last sales price at the time of valuation or, if there are no reported sales on that day, at the most recent bid quotations. Securities traded on only the OTC markets are valued on the basis of closing OTC bid prices when there is no last sale price available. Futures contracts are valued at the official settlement price for the contract on the exchange, board of trade or similar entity on which the contract is traded at the time of valuation, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date, the contract shall be valued at a fair value as determined in good faith by the Board of Directors. Additionally, securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.

The Fund’s NAV will not be determined on any day on which the NYSE is not open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year’s Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

The Company has elected to be governed by Rule 18f-1 under the 1940 Act. As a result of this election, the Fund must redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90 day period for any one shareholder. Redemptions in excess of those above amounts normally will be paid in cash, but may be paid wholly or partly by a distribution of Fund portfolio securities.

Investments by corporations must include a certified copy of corporate resolutions indicating which officers are authorized to act on behalf of the account. Investments by trustees must include a copy of the title and signature page of the trust agreement and pages indicating who is authorized to act.

PURCHASES AND REDEMPTION OF SHARES

For information on purchase and redemption of shares, see “How to Buy, Sell and Exchange Shares” in the Fund’s Prospectus. The Fund may suspend the right of redemption of shares of the Fund for any period: (i) during which the NYSE is closed other than customary weekend and holiday closing or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable; (iii) as the SEC may, by order, permit for the protection of the security holder of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

SALES AT NET ASSET VALUE

Class A Shares

Only certain sales of Class A Shares are made at NAV, meaning they are not subject to a sales charge. This is because certain investor and intermediary transactions involve little or no expense. The investors who may be able to purchase Class A Shares without paying an initial sales charge generally are as follows:

•	Purchases by qualified retirement and benefit plans.

•	Non-dealer assisted (or assisted only by the Distributor) purchases by bank or trust company in a single account where such bank or trust company is named as the trustee.

•	Non-dealer assisted (or assisted only by the Distributor) purchase by banks, insurance companies, insurance company separate accounts and other institutional purchasers.

•	A registered investment adviser who purchases shares on behalf of a client or on his or her own behalf through an intermediary service institution offering a separate and established program for registered investment advisers and notifies the Fund and the Distributor of such arrangement.

•	Fee-based account clients of registered investment advisers.

•	Sales through a broker-dealer to its customer under an arrangement in which the customer pays the broker-dealer a fee based on the value of the account, in lieu of transaction based brokerage.

•	Sales to broker-dealers who conduct their business with their customers principally through the Internet and do not have registered representatives who actively solicit those customers to purchase securities, including shares of the Fund.

•	Any current or retired Officer, Director or employee of the Fund, Adviser, Distributor or any affiliated company thereof. This shall also apply to their immediate family members.

•	Registered representatives, their spouses and minor children, and employees of dealer firms that have a distribution agreement with the Distributor.

•	Employees of the Administrator and counsel to the Fund.

•	Consultants and their employees who provide consulting services to the Adviser of the Fund.

•	Reinvestment of dividends and distributions received from the Fund by a current shareholder.

•	Shares exchanged in accordance with the Fund’s exchange privilege.

The minimum initial investment for Class A Shares is $2,500, and the minimum for additional investments is $50. Each minimum is subject to change at any time. The Distributor may waive the sales charge in certain other limited instances where it perceives there to be little or no expense associated with the share purchase. Please check with the Distributor whether you qualify for investment in Class A Shares at NAV.

Class I Shares

All sales of Class I Shares are made at NAV, meaning they are not subject to a sales charge. In addition, Class I Shares are not subject to the 12b-1 Plan, which results in a lower overall expense ratio than Class A Shares. The minimum initial investment for Class I Shares is $1 million, and the minimum for additional investments is $10,000. Each minimum is subject to change at any time. The Distributor may waive the minimum initial investment to establish certain Class I Share accounts and may waive the minimum amount for additional investments to certain Class I Share accounts.

Please check with the Distributor to confirm whether you qualify for investment in Class I Shares.

EXCHANGE PRIVILEGE

Investors may exchange some or all of their shares in the Fund between identically registered accounts of other Keeley Funds or for shares of the First American Prime Obligations Fund (the “Prime Obligations Fund”). The minimum exchange amount between the Keeley Funds is $250. The minimum exchange amount between any of the Keeley Funds and shares in the Prime Obligations Fund is described in the Prime Obligation Fund’s prospectus. For exchange purposes, Class A Shares may only be exchanged for Class I Shares if an investor meets the $1 million investment minimum for Class I Shares. An investor is limited to four exchanges in each 12-month period. Investors who are interested in exercising the exchange privilege should first contact the Fund to obtain instructions and any necessary forms. The exchange privilege does not in any way constitute an offering or recommendation on the part of the Fund or the Adviser of an investment in the Prime Obligations Fund. Any investor who considers making such an investment through the exchange privilege should obtain and review the prospectuses of the Prime Obligations Fund before exercising the exchange privilege. The Distributor is entitled to receive a fee from Prime Obligations Fund for certain distribution and support services at the annual rate of 0.002% of the average daily NAV of the shares for which it is the holder or dealer of record.

The exchange privilege will not be available if (i) the proceeds from a redemption of shares are paid directly to the investor or at his or her discretion to any persons other than the Prime Obligations Fund or the Keeley Funds, or (ii) the proceeds from redemption of the shares of the Prime Obligations Fund are not immediately reinvested in shares of a Keeley Fund. The exchange privilege may be terminated by the Fund at any time.

For federal income tax purposes, a redemption of shares pursuant to the exchange privilege will result in a capital gain if the proceeds received exceed the investor’s tax-cost basis of the shares redeemed. Such a redemption also may be taxed under state and local tax laws, which may differ from the Code.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes you are a shareholder who is a U.S. person, as defined for U.S. federal income tax purposes, and that you hold your shares as a capital asset. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, non-U.S. country, or other taxing jurisdiction.

The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or non-U.S. currencies, other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in “qualified publicly traded partnerships,” as defined in the Code; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers that the Fund controls and are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships; and (c) distribute at least the sum of 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and 90% of its net tax-exempt interest income in each year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund may retain for investment its net capital gain. However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may report the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their share of such undistributed amount and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund intends to distribute to its shareholders, at least annually, substantially all of their investment company taxable income and net capital gain.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years and on which the Fund paid no U.S. federal income tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, and was unable to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and distributions to shareholders would not be deductible by the Fund in computing its taxable income. Additionally, all distributions out of earnings and profits would be taxed to shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as “qualified dividend income,” as discussed below in the case of non-corporate shareholders, and (ii) for the dividends received deduction under Section 243 of the Code (the “Dividends Received Deduction”) in the case of corporate shareholders.

DISTRIBUTIONS

Dividends paid out of the Fund’s investment company taxable income generally will be taxable to a shareholder as ordinary income to the extent of the Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in additional shares, except as noted below. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital that is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Such dividends may qualify for the Dividends Received Deduction and the reduced rate of taxation that applies to “qualified dividend income” received by individuals under Section 1(h)(11) of the Code. Qualified dividend income received by non-corporate shareholders is taxed at rates equivalent to long-term capital gain tax rates, which reach a maximum of 20%. Qualified dividend income generally includes dividends from domestic corporations and dividends from non-U.S. corporations that meet certain specified criteria. The Fund generally can pass the tax treatment of qualified dividend income it receives through to Fund shareholders. For the Fund to receive qualified dividend income, the Fund must hold the stock associated with an otherwise qualified dividend for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or more than 90 days during the 181-day period beginning 90 days before the ex-dividend date, in the case of certain preferred stocks). In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund. The maximum rate of tax on ordinary income of individuals is 39.6%.

Distributions of net capital gain, if any, that are reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the fair market value of a share of the Fund on the investment date.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

For a description of the Fund’s distribution policies, see “Distributions and Taxes” in the Fund’s Prospectus.

SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of the Fund that a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss that will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year. The maximum long-term capital gains rate for individuals is 20% (with lower rates for individuals in the 10% through 35% tax brackets).

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the original shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. In addition, any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed received by the shareholder with respect to such shares.

NATURE OF FUND’S INVESTMENTS

Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, including the Dividends Received Deduction, (ii) convert lower taxed long-term capital gain or qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions, and (vii) produce income that will not count toward the 90% of gross income requirement necessary for the Fund to qualify as a regulated investment company under the Code.

The Fund may make certain tax elections in order to mitigate the effect of these provisions. The Fund’s investment program and the tax treatment of Fund distributions may be affected by Internal Revenue Service interpretations of the Code and future changes in tax laws and regulations.

OPTIONS AND FUTURES CONTRACTS

The Fund’s transactions in options and futures contracts, if any, will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to the Fund and may defer Fund losses.

These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualifying to be taxed as a regulated investment company and for avoiding excise taxes.

NON-U.S. TAXES

Since the Fund may invest in non-U.S. securities, their income from such securities may be subject to non-U.S. taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

PASSIVE FOREIGN INVESTMENT COMPANY

If the Fund purchases shares in a “passive foreign investment company” (a “PFIC”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code (a “QEF”), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the QEF, even if not distributed to the Fund. Alternatively, the Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement applicable to regulated investment companies and would be taken into account for purposes of the nondeductible 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

CURRENCY FLUCTUATIONS

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on non-U.S. currency forward contracts and the disposition of debt securities denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, also are treated as ordinary income or loss.

RECOGNITION OF INCOME IN THE ABSENCE OF CASH

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

The Code imposes constructive sale treatment for U.S. federal income tax purposes on certain hedging strategies with respect to appreciated financial positions. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or “offsetting notional principal contracts” (as defined by the Code) with respect to, or futures or forward contracts to deliver, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as these transactions.

INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER

The Fund may invest in preferred securities, convertible securities or other securities the U.S. federal income tax treatment of which is uncertain or subject to re-characterization by the Internal Revenue Service. To the extent the tax treatment of such securities or income differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax from all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The backup withholding percentage is 28%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

REGULATIONS ON “REPORTABLE TRANSACTIONS”

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

COST BASIS REPORTING

The Fund is required to report to the Internal Revenue Service and furnish to Fund shareholders detailed “cost basis” and holding period information for Fund shares. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If a shareholder redeems shares during any year, then the Fund will report the cost basis of such shares to the IRS and to the shareholder on Form 1099-B along with the gross proceeds received on the redemption, the gain or loss realized on such redemption and the holding period of the redeemed shares.

The Fund’s default cost basis calculation methodology is based on the average cost of all shares. Shareholders may change their default method to another IRS-accepted cost basis method via the Keeley Funds website, www.keeleyfunds.com, or by notifying the Fund’s transfer agent in writing. The elected cost basis (or the default cost basis method) for each sale of Fund shares may not be changed following the settlement date of each such sale of Fund shares.

Shareholders hold Fund shares through a broker-dealer (or another nominee) should contact that broker-dealer (nominee) with respect to the reporting of cost basis and available elections for their account.

Shareholders are encouraged to consult their tax advisors regarding the application of the new cost basis reporting rules and, in particular, which cost basis calculation method they should elect.

OTHER TAXES

Certain net investment income received by an individual having adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a tax of 3.8%. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Any taxable dividends paid by the Fund, and gain realized on redemption of Fund shares, will constitute investment income of the type subject to this tax.

Fund shareholders may be subject to state, local and non-U.S. taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

DISTRIBUTION OF SHARES

The Distributor, Keeley Investment Corp., 111 W. Jackson Blvd., Suite 810, Chicago, IL 60604, acts as the principal underwriter for the Fund under an Underwriting Agreement between the Company and the Distributor. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934, member of FINRA, the Securities Investor Protection Company, and an affiliate of the Adviser.

The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the shares of the Fund on a continuous basis and will receive commissions on such sales as described in the Prospectus under “How Shares are Priced.” The Distributor bears the costs of advertising and any other costs attributable to the distribution of the shares of the Fund. A portion of these costs may be reimbursed by the Fund pursuant to the Fund’s Distribution Plan described below. The Distributor may receive brokerage commissions for executing portfolio transactions for the Fund. The Distributor may enter into sales agreements with other entities to assist in the distribution effort. Any compensation to these other entities will be paid by the Distributor from the proceeds of the sales charge. The Distributor also may compensate these entities out of the distribution fees received from the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION PLAN

For Class A Shares, the Company has adopted a Plan of Distribution pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). The Plan was adopted anticipating that the Fund will benefit from the Plan through increased future sales of shares of the Fund, eventually reducing the Fund’s expense ratios and providing an asset size that will allow the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Directors”) or by a vote of a majority of the outstanding shares of that Fund. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires the approval of the shareholders and the Board of Directors, including the Rule 12b-1 Directors.

Pursuant to the Plan, the Fund will pay directly or reimburse the Distributor a 12b-l distribution and other fee equal to the amounts specified in the Fund’s Prospectus. These fees will be used to pay distribution expenses directly or shall reimburse the Distributor for costs and expenses incurred in connection with distributing and marketing shares of the Fund. Such distribution costs and expenses may include (i) advertising by radio, television, newspapers, magazine, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of sales employees and agents of the Distributor, including salary or a portion thereof, commissions, travel and related expenses, (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationships with the broker-dealer or institution receiving such fees, (iv) costs of printing prospectuses and other material to be given or sent to prospective investors, and (v) such other similar services as the Board of Directors of the Company determines to be reasonably calculated to result in the sale of shares of the Fund.

While the Plan is in effect, the selection and nomination of Directors who are not interested persons of the Company will be committed to the discretion of the Directors of the Company who are not interested persons of the Fund. The Board of Directors must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by a majority of the Directors, including the Rule 12b-1 Directors.

Amounts paid under the Plan (which may not exceed a maximum monthly percentage of 1/12 of 0.25% (0.25% per annum) of the Fund’s average daily net assets) are paid to the Distributor in connection with its services as distributor. Payments, if any, are made monthly and are based on reports submitted by the Distributor to the Fund which sets forth all amounts expended by the Distributor pursuant to the Plan. Under no circumstances will the Fund pay a fee, pursuant to the Plan, the effect of which would be to exceed the FINRA limitations on asset based compensation described below.

FINRA has rules that may limit the extent to which the Fund may make payments under the Plan. Although FINRA’s rules do not apply to the Fund directly, the rules apply to members of FINRA such as the Distributor and prohibit them from offering or selling shares of the Fund if the sale charges (including 12b-1 fees) imposed on such shares exceed FINRA’s limitations.

The rules impose two related limits on 12b-1 fees paid by investors: an annual limit and a rolling cap. The annual limit is 0.75% of assets (with an additional 0.25% permitted as a service fee). The rolling cap on the total of all sales charges (including front end charges, contingent deferred sales charges and asset-based charges such as 12b-1 payments) is 6.25% of new sales (excluding sales resulting from the reinvestment of dividends and distributions) for funds that charge a service fee and 7.25% of new sales for funds that do not assess a service fee.

Whether the rolling applicable maximum sales charge has been exceeded requires periodic calculations of the Fund’s so-called “remaining amount.” The remaining amount is the amount to which the Fund’s total sales charges are subject for purposes of ensuring compliance with the FINRA limits. The Fund’s remaining amount is generally calculated by multiplying the Fund’s new sales by its appropriate FINRA maximum sales charge (6.25% or 7.25%). From this amount is subtracted the Fund’s sales charges on the new sales and the 12b-1 payments accrued or paid over the period. The Fund’s remaining amount increases with new sales of the Fund (because the Fund’s front-end sales charge is less than the applicable FINRA maximum) and decreases as the 12b-1 charges are accrued. The FINRA rules permit the remaining amount to be credited periodically with interest based on the rolling balance of the remaining amount. If the Fund’s remaining amount reaches zero, it must stop accruing its 12b-1 charges until it has new sales that increase the remaining amount. The Fund’s remaining amount may be depleted as a result of the payment of 12b-1 fees if, for example, the Fund experiences an extended period of time during which no new sales are made or during which new sales are made but in an amount insufficient to generate increases in the remaining amount to offset the accruing 12b-1 charges.

SHAREHOLDER SERVICING ARRANGEMENTS

The Company has retained the Distributor to serve as the shareholder servicing agent for the Fund pursuant to a shareholder servicing agreement (the “Shareholder Servicing Agreement”). Under the Shareholder Servicing Agreement, the Company pays the Distributor a monthly fee calculated at an annual rate of 0.05% of the Fund’s average daily net assets for providing support services to investors who beneficially own shares of the Fund. The Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of Directors of the Company, including the vote of a majority of the Independent Directors.

PORTFOLIO TRANSACTIONS AND BROKERAGE

PORTFOLIO TRANSACTIONS

The Adviser has discretion to select brokers and dealers to execute portfolio transactions on behalf of the Fund and to select the markets in which such transactions are to be executed. The primary responsibility regarding portfolio transactions is to select the best combination of price and execution for the Fund. When executing transactions, the Adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission. The Adviser may select the Distributor to execute portfolio transactions, subject to best price and execution. Portfolio transactions executed by the Distributor will comply with all applicable provisions of Section 17(e) of the 1940 Act. Transactions of the Fund in the OTC market may be executed with primary market makers acting as principal except where the Adviser believes that better prices and execution may be obtained elsewhere. The Adviser will not allocate brokerage on the basis of the sale of Fund shares; however, the Adviser may allocate brokerage to broker-dealers (including the Distributor) who have sold shares of the Fund, but any such allocation will be based on price and execution, and not the sale of the Fund shares. In accordance with the provisions of Rule 12b-1(h), the Fund has implemented, and the Board of Directors of the Fund has approved, policies and procedures reasonably designed to prevent the use of brokerage on Fund securities transactions to promote or sell shares of the Fund.

BROKERAGE

In selecting brokers or dealers to execute particular transactions and in evaluating the best price and execution available, the Adviser is authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Fund’s asset value, and other information provided to the Fund or the Adviser. The Adviser also is authorized to cause the Fund to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser exercises investment discretion. It is possible that certain of the services received by the Adviser attributable to a particular transaction will benefit one or more other accounts for which the Adviser has investment discretion. The “bunching” of orders for the sale or purchase of marketable portfolio securities with other accounts under management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.

In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing the Fund’s investment portfolios. In some cases, the information, (e.g., data or recommendations concerning particular securities) relates to the specific transaction placed with the broker but for greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Adviser in advising the Fund.

The Adviser is the principal source of information and advice to the Fund and is responsible for making and initiating the execution of investment decisions by the Fund. However, the Board of Directors recognizes that it is important that the Adviser, in performing their responsibilities for the Fund, continues to receive the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions. The Adviser believes that it is in the interest of the Fund to consider the value of the information received for use in advising the Fund when compensating brokers for their services. The extent to which such information may reduce the expenses of the Adviser’s management services to the Fund is not determinable. In addition, the Board of Directors understands that other clients of the Adviser also might benefit from the information obtained for the Fund, in the same manner that the Fund might also benefit from the information obtained by the Adviser in performing services for others.

Although investment decisions for the Fund are made independently from those for other investment advisory clients of the Adviser, the same investment decision may be made for both the Fund and one or more other advisory clients. If both the Fund and other clients purchase or sell the same class of securities on the same day, to the extent the Adviser is able to do so, the transactions will be allocated as to amount and price in a manner considered equitable to each. There may be circumstances under which, if orders are not placed with or through the same broker or executed in the same market, such allocation will not be possible. In those cases, each client will receive the price on its individual order, and the Fund may therefore have higher or lower prices for securities purchased or sold on the same day by the Adviser for other clients.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For the purpose of this SAI “control” means: (i) the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company; (ii) the acknowledgment or assertion by either the controlled or controlling party of the existence of control; or (iii) an adjudication under the terms and conditions of the 1940 Act, which has become final, that control exists.

The Fund is new and, as of the date of this SAI, no person owned of record more than 5% of the outstanding shares of the Fund.

PROXY VOTING

As the beneficial owner of the Fund’s securities, the Company, through its Board of Directors, has the right and the obligation to vote the Fund’s portfolio securities. The Board of Directors has delegated the voting power for the Fund’s securities to its investment adviser. The Adviser has adopted proxy voting policies and procedures for all of its clients, including the Fund. Those policies and procedures will govern the Fund’s voting of portfolio securities, except to the extent varied by the Fund’s Policies and Procedures, in which case that Fund’s policies and procedures will govern.

The Company’s proxy voting Policies and Procedures are based on the following assumptions:

•	Voting rights have economic value.

•	There is a duty to cast an informed vote.

•	Fund securities must be voted in a way that benefits the Fund and its shareholders solely.

The following is a summary of the manner in which the Company would normally expect to vote on certain matters that typically are included in the proxies that the Fund receives each year; however, each proxy needs to be considered separately and the Company’s vote may vary depending upon the actual circumstances presented. Proxies for extraordinary matters, such as mergers, reorganizations and other corporate transactions, are necessarily considered on a case-by-case basis in light of the merits of the individual transactions.

1)	The Company will vote securities with management on routine matters (e.g., election of Directors, ratification or selection of Accountants).

2)	The Company will rely upon the Adviser’s analysis of other management proposals, which it will make on a case-by-case basis (e.g., executive compensation, stock option plans, indemnification of Directors).

3)	The Company will oppose anti-takeover proposals (e.g., supermajority amendments, unequal voting rights plans), except where special circumstances dictate otherwise.

4)	On matters relating to social and political responsibility, unless in the Adviser’s judgment a vote in one direction or the other is likely to have a material effect on the market value of Fund securities, the Fund will abstain.

All other issues brought forth will be reviewed by the Adviser on a case-by-case basis with the sole aim of enhancing the value of the Fund’s assets.

Although the Adviser does not anticipate that proxy voting generally will present a conflict of interest between the Fund, on the one hand, and the person exercising the vote (the Adviser, the Distributor or affiliated persons of the Adviser or the Distributor), on the other, the Adviser recognizes that it is possible that a conflict of interest could arise. If the Adviser identifies a situation that it believes presents a conflict of interest, and if that situation requires a vote on a specific matter (e.g. an anti-takeover matter), as set forth above, then the proxy will be voted in accordance with the predetermined policy without regard to the conflict. If there is no predetermined policy, or if the policy requires management to exercise judgment, then (i) if the perceived conflict involves the person exercising voting judgment on behalf of the Fund but does not involve the Adviser, Distributor or any other person controlling those entities, the exercise of voting judgment will be made by another officer of the Fund who does not have the conflict; (ii) if there is no other officer of the Fund who does not have a perceived conflict or the conflict involves the Adviser, the Distributor or someone who controls either of them, the Adviser will seek approval of its vote from the Independent Directors (which approval need not be at a meeting but may be by separate telephone conferences, depending on the time available to vote); or (iii) the Adviser may retain an independent third party to make a determination as to the appropriate vote on the matter, and may cast the vote in accordance with the determination.

Every August the Company files with the SEC information regarding the voting by the Company of proxies for securities of the Fund for the 12-month period ending the preceding June 30th. Shareholders are able to view such filings on the SEC’s website at http://www.sec.gov. Shareholders also may obtain a copy of the Proxy Voting Policies and the Company’s proxy voting record for the most recent 12-month period ended June 30, free of charge, by contacting the Company at 1-800-533-5344.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, WI 53202, is the independent registered public accounting firm for the Fund. PricewaterhouseCoopers audits and reports on the Fund’s annual financial statements, reviews the Fund’s income tax returns, and performs other professional accounting, auditing, tax services when engaged to do so by the Company.

ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

The Company’s Articles of Incorporation do not require that the Company hold annual or regular shareholder meetings. Shareholder meetings may be called by the Board of Directors and held at such times that the Directors, from time to time, determine for the purpose of the election of Directors or such other purposes as may be specified by the Directors.

REMOVAL OF DIRECTORS BY SHAREHOLDERS

The Company’s By-Laws contain procedures for the removal of Directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes then entitled to vote at an election of Directors, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all of the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Fund’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (i) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Company with respect to the Fund; or (ii) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (ii) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

PART C

a.1.	Amended and Restated Articles of Incorporation dated June 9, 2005.(2)

a.2.	Amendment dated June 6, 2006 to the Articles of Incorporation, creating Keeley All Cap Value Fund.(5)

a.3.	Certificate of Correction, dated August 13, 2007.(6)

a.4.	Articles of Amendment to the Articles of Incorporation dated December 20, 2007, designating Class A Shares of Keeley Mid Cap Value Fund and Keeley All Cap Value Fund.(7)

a.5.	Articles Supplementary to the Articles of Incorporation dated December 20, 2007, creating Keeley Small Cap Value Fund and designating Institutional Shares class.(7)

a.6.	Articles Supplementary to the Articles of Incorporation dated November 3, 2009, creating Keeley Small Cap Dividend Value Fund.(12)

a.7.	Articles Supplementary to the Articles of Incorporation dated February 2, 2010, creating Keeley Alternative Value Fund.(13)

a.8.	Articles Supplementary to the Articles of Incorporation dated June 20, 2011, creating Keeley Mid Cap Dividend Value Fund. (15)

a.9.	Articles Supplementary to the Articles of Incorporation dated [ ], creating Keeley International Small Cap Value Fund. (*)

b.	By-laws.(1)

c.	None.

d.1.	Investment Advisory Agreement by and between Registrant and Keeley Asset Management Corp., dated February 14, 2006.(3)

d.2.	Investment Advisory Agreement by and between Registrant, on behalf of Keeley Small-Mid Cap Value Fund, and Keeley Asset Management Corp., dated August 15, 2007.(6)

d.3.	Investment Advisory Agreement by and between Registrant, on behalf of Keeley Small Cap Value Fund, and Keeley Asset Management Corp., dated December 31, 2007.(8)

d.4.	Amendment, dated January 9, 2009, to Investment Advisory Agreement by and between Registrant, on behalf of Keeley Small Cap Value Fund, and Keeley Asset Management Corp.(10)

d.5.	Investment Advisory Agreement by and between Registrant, on behalf of Keeley Small Cap Dividend Value Fund, and Keeley Asset Management Corp., dated November 3, 2009.(12)

d.6.	Investment Advisory Agreement by and between Registrant, on behalf of Keeley Alternative Value Fund, and Keeley Asset Management Corp., dated February 2, 2010.(13)

d.7.	Investment Sub-Advisory Agreement by and between Keeley Asset Management Corp. and Broadmark Asset Management, LLC, dated February 2, 2010.(13)

d.8.	Investment Advisory Agreement by and between Registrant, on behalf of Keeley Mid Cap Dividend Value Fund, and Keeley Asset Management Corp., dated May 5, 2011.(15)

d.9.	Second Amendment, dated January 24, 2014, to the Investment Advisory Agreement by and between Registrant, on behalf of each of Keeley Small Cap Value Fund, Keeley Small Cap Dividend Value Fund and Keeley Mid Cap Dividend Value Fund, and Keeley Asset Management Corp.(17)

d.10.	Investment Advisory Agreement by and between Registrant, on behalf of Keeley International Small Cap Value Fund, and Keeley Asset Management Corp., dated [ ]. (*)

e.1.	Underwriting Agreement by and between Registrant and Keeley Investment Corp., dated April 7, 2005.(1)

e.2.	Amendment, dated February 14, 2006, to Exhibit A to Underwriting Agreement by and between Registrant and Keeley Investment Corp., adding series Keeley All Cap Value Fund.(3)

1

e.3.	Second Amendment, dated August 15, 2007, to Exhibit A to Underwriting Agreement by and between Registrant and Keeley Investment Corp., adding series Keeley Small-Mid Cap Value Fund.(6)

e.4.	Third Amendment, dated December 21, 2007, to Exhibit A to Underwriting Agreement by and between Registrant and Keeley Investment Corp., adding series Keeley Small Cap Value Fund.(8)

e.5.	Fourth Amendment, dated November 3, 2009, to Exhibit A to Underwriting Agreement by and between Registrant and Keeley Investment Corp., adding series Keeley Small Cap Dividend Value Fund.(12)

e.6.	Fifth Amendment, dated February 2, 2010, to Exhibit A to Underwriting Agreement by and between Registrant and Keeley Investment Corp., adding series Keeley Alternative Value Fund.(13)

e.7.	Sixth Amendment, dated May 5, 2011, to Exhibit A to Underwriting Agreement by and between Registrant and Keeley Investment Corp., adding series Keeley Mid Cap Dividend Value Fund.(15)

e.8.	Seventh Amendment, dated [ ], to Exhibit A to Underwriting Agreement by and between Registrant and Keeley Investment Corp., adding series Keeley International Small Cap Value Fund.(*)

f.	None.

g.1.	Custody Agreement by and between Registrant and U.S. Bank, N.A., dated April 15, 2005.(1)

g.2.	Amendment dated August 1, 2005 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(5)

g.3.	Second Amendment dated April 10, 2006 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(5)

g.4.	Third Amendment dated October 1, 2006 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(5)

g.5.	Fourth Amendment dated August 15, 2007 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(6)

g.6.	Fifth Amendment dated December 21, 2007 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(8)

g.7.	Sixth Amendment dated August 6, 2009 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(11)

g.8.	Seventh Amendment dated November 3, 2009 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(12)

g.9.	Eighth Amendment dated February 2, 2010 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(13)

g.10.	Ninth Amendment dated September 15, 2011 to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(15)

g.11.	Tenth Amendment dated [ ] to the Custody Agreement by and between Registrant and U.S. Bank, N.A.(*)

h.1.	Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC, dated April 15, 2005.(1)

h.2.	Amendment dated April 10, 2006 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(5)

h.3.	Second Amendment dated October 1, 2006 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(5)

h.4.	Third Amendment dated August 15, 2007 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(6)

h.5.	Fourth Amendment dated December 21, 2007 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(8)

2

h.6.	Fifth Amendment dated August 7, 2009 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(11)

h.7.	Sixth Amendment dated November 3, 2009 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(12)

h.8.	Seventh Amendment dated February 2, 2010 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(13)

h.9.	Eighth Amendment dated September 15, 2011 to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(15) Ninth Amendment dated [ ] to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(*)

h.10.	Ninth Amendment dated [ ] to the Fund Accounting Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(*)

h.11.	Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC, dated April 15, 2005.(1)

h.12.	Amendment dated January 13, 2006 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(5)

h.13.	Second Amendment dated April 10, 2006 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(5)

h.14.	Third Amendment dated October 1, 2006 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(5)

h.15.	Fourth Amendment dated August 15, 2007 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(6)

h.16.	Fifth Amendment dated December 21, 2007 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(8)

h.17.	Sixth Amendment dated February 3, 2009 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(12)

h.18.	Seventh Amendment dated November 3, 2009 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(12)

h.19.	Eighth Amendment dated February 2, 2010 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(13)

h.20.	Ninth Amendment dated September 15, 2011 to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC. (15)

h.21.	Tenth Amendment dated [ ] to the Transfer Agent Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC. (*)

h.22.	Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC, dated as of October 1, 2006.(5)

h.23.	First Amendment dated as of August 15, 2007 to the Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(6)

h.24.	Second Amendment dated as of December 21, 2007 to Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(8)

h.25.	Third Amendment dated as of August 7, 2009 to Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(11)

h.26.	Fourth Amendment dated as of November 3, 2009 to Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(12)

3

h.27.	Fifth Amendment dated as of February 2, 2010 to Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(13)

h.28.	Sixth Amendment dated as of September 15, 2011 to Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(15)

h.29.	Seventh Amendment dated as of [ ] to Fund Administration Servicing Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC.(*)

h.30.	Expense Cap Reimbursement Agreement between Registrant, on behalf of Keeley Mid Cap Value Fund, and Keeley Asset Management Corp. dated April 7, 2005.(1)

h.31.	Amendment No. 1 dated as of September 30, 2006 to the Expense Cap Reimbursement Agreement between Registrant, on behalf of Keeley Mid Cap Value Fund, and Keeley Asset Management Corp.(6)

h.32.	Amendment No. 2 dated as of August 15, 2007 to the Expense Cap Reimbursement Agreement between Registrant, on behalf of Keeley Mid Cap Value Fund, and Keeley Asset Management Corp.(6)

h.33.	Amended and Restated Expense Cap Reimbursement Agreement between Registrant, on behalf of the Keeley All Cap Value Fund, and Keeley Asset Management Corp. dated February 14, 2006.(4)

h.34.	Amendment No. 1 dated as of September 30, 2006 to the Amended and Restated Expense Cap Reimbursement Agreement between Registrant, on behalf of the Keeley All Cap Value Fund, and Keeley Asset Management Corp.(6)

h.35.	Amendment No. 2 dated as of August 15, 2007 to the Amended and Restated Expense Cap Reimbursement Agreement between Registrant, on behalf of the Keeley All Cap Value Fund, and Keeley Asset Management Corp.(6)

h.36.	Expense Cap Reimbursement Agreement between Registrant, on behalf of the Keeley Small-Mid Cap Value Fund, and Keeley Asset Management Corp. dated August 15, 2007.(6)

h.37.	Expense Cap Reimbursement Agreement between Registrant, on behalf of the Keeley Mid Cap Value Fund and Keeley All Cap Value Fund for Class I Shares, and Keeley Asset Management Corp. dated December 18, 2007.(7)

h.38.	Expense Cap Reimbursement Agreement between Registrant and Keeley Asset Management Corp. dated January 16, 2008.(8)

h.39.	First Amendment to Expense Cap Reimbursement Agreement between Registrant and Keeley Asset Management Corp. dated November 3, 2009.(12)

h.40.	Second Amendment to Expense Cap Reimbursement Agreement between Registrant and Keeley Asset Management Corp. dated February 2, 2010.(13)

h.41.	Third Amendment to Expense Cap Reimbursement Agreement between Registrant and Keeley Asset Management Corp. dated May 5, 2011.(15)

h.42.	Expense Cap Reimbursement Agreement between Registrant and Keeley Asset Management Corp. dated March 11, 2013.(17)

h.43.	First Amendment to Expense Cap Reimbursement Agreement between Registrant and Keeley Asset Management Corp. dated [ ].(*)

h.44.	Shareholder Servicing Plan dated August 21, 2008 and “Form of” Shareholder Servicing Agreement.(9)

h.45.	First Amendment dated November 3, 2009 to Appendix A of the Shareholder Servicing Plan.(12)

h.46.	Second Amendment dated February 2, 2010 to Appendix A of the Shareholder Servicing Plan.(13)

h.47.	Third Amendment dated May 5, 2011 to Appendix A of the Shareholder Servicing Plan.(15)

h.48.	Fourth Amendment dated [ ] to Appendix A of the Shareholder Servicing Plan.(*)

i.1.	Opinion of Venable LLP.(7)

i.2.	Opinion of Venable LLP relating to Keeley Small Cap Dividend Value Fund.(12)

4

i.3.	Opinion of Venable LLP relating to Keeley Alternative Value Fund.(13)

i.4.	Opinion of Venable LLP relating to Keeley Mid Cap Dividend Value Fund.(15)

i.5.	Opinion of Venable LLP relating to Keeley International Small Cap Value Fund.(*)

j.	Consent of PricewaterhouseCoopers, LLP.(*)

k.	None.

l.	Subscription Agreement by and between John L. Keeley, Jr. and Registrant, dated April 7, 2005.(1)

m.1.	Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 by and between Registrant and Keeley Investment Corp. dated November 6, 2007.(7)

m.2.	Amendment to the Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 by and between Registrant and Keeley Investment Corp. dated November 3, 2009.(12)

m.3.	Amendment to the Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 by and between Registrant and Keeley Investment Corp. dated February 2, 2010.(13)

m.4.	Amendment to the Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 by and between Registrant and Keeley Investment Corp. dated May 5, 2011.(15)

m.5.	Amendment to the Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 by and between Registrant and Keeley Investment Corp. dated [ ].(*)

n.1.	Multi-Class Plan of Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, on behalf of Keeley Small Cap Value Fund, adopted on May 17, 2007, as amended November 6, 2007.(7)

n.2.	Amendment to the Multi-Class Plan of Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted on May 17, 2007, as amended November 3, 2009.(12)

n.3.	Amendment to the Multi-Class Plan of Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted on May 17, 2007, as amended February 2, 2010.(13)

n.4.	Amendment to the Multi-Class Plan of Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted on May 17, 2007, as amended May 5, 2011.(15)

n.5.	Amendment to the Multi-Class Plan of Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, adopted on May 17, 2007, as amended [ ], 2014.(*)

p.	Code of Ethics dated April 7, 2005, as amended May 8, 2012.(16)

q.1.	Powers of Attorney for Messrs. Fitzgerald, Klingenberger, Kyle, Lesch, Lowry and Walmsley, dated January 28, 2013.(16)

q.2.	Power of Attorney for Ms. Alter, dated January 31, 2014. (*)

*	To be filed by subsequent amendment.
1.	Incorporated by reference to Registrant’s previous filing of the Registration Statement filed on April 28, 2005.
2.	Incorporated by reference to Registrant’s previous filing of pre-effective amendment no. 1 to the Registration Statement filed on June 22, 2005.
3.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 2 to the Registration Statement filed on March 31, 2006.
4.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 3 to the Registration Statement filed on June 14, 2006.
5.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 6 to the Registration Statement filed on June 1, 2007.

5

6.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 7 to the Registration Statement filed on August 14, 2007.
7.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 9 to the Registration Statement filed on December 21, 2007.
8.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 10 to the Registration Statement filed on January 31, 2008.
9.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 11 to the Registration Statement filed on September 23, 2008.
10.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 12 to the Registration Statement filed on January 26, 2009.
11.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 13 to the Registration Statement filed on August 18, 2009.
12.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 14 to the Registration Statement filed on November 5, 2009.
13.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 19 to the Registration Statement filed on March 31, 2010.
14.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 20 to the Registration Statement filed on January 28, 2011.
15.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 23 to the Registration Statement filed on September 27, 2011.
16.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 27 to the Registration Statement filed on January 28, 2013.
17.	Incorporated by reference to Registrant’s previous filing of post-effective amendment no. 29 to the Registration Statement filed on January 28, 2014.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Registrant does not consider that there are any persons directly or indirectly controlled by, or under common control with, the registrant within the meaning of this item. The information in the Statement of Additional Information under the captions “Management of the Fund” and “Investment Adviser” is incorporated by reference.

Item 30.	Indemnification

Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Article Ten of the Charter of the registrant provides in effect that the registrant shall provide certain indemnification of its directors and officers. In accordance with section 17(h) of the Investment Company Act of 1940, this provision of the charter shall not protect any person against any liability to the registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his of her office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction (unless, in the opinion of its counsel, the matter has been settled by controlling precedent) the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

The information in the Statement of Additional Information under the caption “Management of the Fund” is incorporated by reference. Keeley Asset Management Corp. has not at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

6

Item 32.	Principal Underwriter

(a) Keeley Investment Corp. serves as the Fund’s Distributor.

(b) The Directors and Officers of Keeley Investment Corp. are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
John L. Keeley, Jr.	Director, President and Treasurer	Director and President
Mark T. Keeley	Senior Vice President	Senior Vice President
John L. Keeley, III	Senior Vice President	Senior Vice President
Kevin M. Keeley	Senior Vice President	Senior Vice President
Robert Kurinsky	Secretary, Assistant Treasurer, Chief Financial Officer and General Counsel	Treasurer, Secretary and Chief Legal Officer
Joseph McDermott	Chief Compliance Officer	Chief Compliance Officer

*	The principal address of each of the foregoing Directors and Officers is: 111 West Jackson Blvd., Suite 810, Chicago, IL 60604.

(c) None.

Item 33.	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Investment Company Act of 1940, Section 31(a), et seq., and the rules thereunder will be maintained by the Registrant at 111 West Jackson Blvd., Suite 810, Chicago, Illinois 60604; at the Registrant’s Custodian, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212; at the Registrant’s Transfer Agent and Accounting Services Agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin 53201; and at the Registrant’s Administrator, U.S. Bancorp Fund Services LLC, 615 E. Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and the State of Illinois on the 17th day of October, 2014.

KEELEY FUNDS, INC.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr., President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ Laura D. Alter*	Director	)
Laura D. Alter		)
/s/ John G. Kyle*	Director	) )
John G. Kyle		)
/s/ Walter D. Fitzgerald*	Director	) )
Walter D. Fitzgerald		)
/s/ John F. Lesch*	Director	) )	October 17, 2014
John F. Lesch		)
/s/ Elwood P. Walmsley*	Director	) )
Elwood P. Walmsley		)
/s/ Jerome J. Klingenberger*	Director	) )
Jerome J. Klingenberger		)
/s/ Sean W. Lowry*	Director	) )
Sean W. Lowry		)
/s/ John L. Keeley, Jr.	Director, Chief Executive	) )
John L. Keeley, Jr.	Officer and Chief Financial Officer	) )

*	John L. Keeley, Jr. signs this document pursuant to powers of attorney filed herewith and with Post Effective Amendment No. 27 to the Registrant’s registration statement, which is incorporated by reference herein.

*By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr.
October 17, 2014

8